Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Trading Symbol	dpsi
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 266	$ 1,103	$ 366
Accounts receivable, net	9,367	12,287	13,917
Other receivable			1,476
Due from related party	191	202
Inventory, net	850	811	706
Deferred costs	4,020	3,955	3,469
Deferred tax assets	46	48
Prepaid expenses and other current assets	674	302	408
Total current assets	15,414	18,708	20,342
Property and equipment, net	143	179	99
Other assets, net	158	205	175
Deferred costs, net of current portion	1,988	2,124	1,800
Goodwill	8,434	8,571	5,538
Intangible assets, net	4,880	6,023	2,214
Total assets	31,017	35,810	30,168
Current liabilities
Accounts payable	10,814	11,080	8,947
Accrued expenses and other current liabilities	2,899	2,895	2,505
Lines of credit	2,724	3,430	4,024
Current portion of debt	3,973	1,800	1,000
Due to related parties	95	1	872
Accrued earn out consideration	1,129	1,186
Unearned revenue	7,346	7,409	6,756
Total current liabilities	28,980	27,801	24,104
Long term liabilities
Unearned revenue, net of current portion	2,684	2,883	2,509
Debt, net of current portion and discount	550	2,922	970
Accrued earn out consideration, net of current portion	151	159
Deferred tax liabilities	1,022	1,078	18
Other long term liabilities	80	80	60
Total liabilities	33,467	34,923	27,661
Commitments and contingencies and subsequent event
STOCKHOLDERS' EQUITY (DEFICIT)
Cumulative Convertible Preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,105,155, 1,105,155 and 1,816,289 shares issued and outstanding, including cumulative and imputed preferred dividends of $505, $361 and $436, and with a liquidation preference of $8,902 ,$8,758 and 10,652 at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	7,528	7,370	6,320
Common stock, $0.001 par value, 100,000,000 shares authorized, 9,370,646 issued and 9,216,763 outstanding of June 30, 2013, 9,300,439 issued and 9,146,556 outstanding as of December 31, 2012 and 8,182,791 issued and 8,028,908 outstanding as of December 31, 2011	9	9	8
Additional paid-in capital	16,224	16,132	14,514
Treasury stock, 153,883 shares of common stock	(205)	(205)	(205)
Accumulated deficit	(25,330)	(21,674)	(17,231)
Unearned ESOP shares	(698)	(767)	(899)
Accumulated other comprehensive income	22	22
Total stockholders' equity (deficit)	(2,450)	887	2,507
Total liabilities and stockholders' equity	$ 31,017	$ 35,810	$ 30,168

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shared authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,105,155	1,105,155	1,816,289
Preferred stock, shares outstanding	1,105,155	1,105,155	1,816,289
Preferred stock, dividends (in dollars)	$ 505	$ 361	$ 436
Preferred Stock, Liquidation preference (in dollars)	$ 8,902	$ 8,758	$ 10,652
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shared authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,370,646	9,300,439	8,182,791
Common stock, shares outstanding	9,216,763	9,146,556	8,028,908
Treasury stock, shares	153,883	153,883	153,883

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 14,721	$ 17,767	$ 28,493	$ 35,577	$ 71,501	$ 58,359
Cost of sales	11,155	14,048	22,103	28,114	55,949	46,368
Gross profit	3,566	3,719	6,390	7,463	15,552	11,991
Selling, general and administrative expense	4,464	4,802	9,496	8,629	18,661	13,597
Operating loss	(898)	(1,083)	(3,106)	(1,166)	(3,109)	(1,606)
Other expense:
Interest expense	256	207	483	348	998	1,160
Loss on debt extinguishment						2,665
Other income, net	(8)	(32)	(14)	(61)	(116)	(363)
Total other expense	248	175	469	287	882	3,462
Net loss before income taxes	(1,146)	(1,258)	(3,575)	(1,453)	(3,991)	(5,068)
Provision For Income Taxes	(30)	26	(357)	68	(125)	100
Net loss	(1,116)	(1,284)	(3,218)	(1,521)	(3,866)	(5,168)
Cumulative and imputed preferred stock dividends	(218)	(239)	(438)	(461)	(954)	(486)
Net loss attributable to common shareholders	(1,334)	(1,523)	(3,656)	(1,982)	(4,820)	(5,654)
Net loss per share -
Basic and diluted	$ (0.15)	$ (0.2)	$ (0.42)	$ (0.27)	$ (0.61)	$ (0.94)
Weighted average shares outstanding -
Basic and diluted	8,698,626	7,512,969	8,659,931	7,452,705	7,900,693	6,019,900
Other comprehensive loss, net of tax
Net loss	(1,116)	(1,284)	(3,218)	(1,521)	(3,866)	(5,168)
Foreign currency translation adjustment					22
Comprehensive loss	$ (1,113)	$ (1,279)	$ (3,217)	$ (1,516)	$ (3,844)	$ (5,168)

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Convertible Preferred stock	Common Stock	Additional paid-in capital	Treasury stock	Accumulated deficit	Unearned ESOP shares	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2010	$ 1,486	$ 5	$ 8,239		$ (11,577)	$ (1,024)		$ (2,871)
Balance (in shares) at Dec. 31, 2010	401,000	5,081,000
Net loss					(5,168)			(5,168)
Reverse Recapitalization Transaction [Abstract]
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed		2	3,945					3,947
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed (in shares)		2,187,000
Expenses related to reverse recapitalization			(730)					(730)
Issuance of common shares for finders fee			354					354
Issuance of common shares for finders fee (in shares)		154,000
Repurchase 153,883 shares of common stock				(205)				(205)
Employee stock-based compensation			200					200
Common shares issued in connection with Exchange Agreement	4,529	1	2,348					6,878
Common shares issued in connection with Exchange Agreement (in shares)	1,415,000	695,000
Common shares issued in exchange for services			158					158
Common shares issued in exchange for services (in shares)		66,000
Accrued dividends on preferred stock	305				(486)			(181)
Principal payment from ESOP						125		125
Balance at Dec. 31, 2011	6,320	8	14,514	(205)	(17,231)	(899)		2,507
Balance (in shares) at Dec. 31, 2011	1,816,000	8,183,000
Net loss					(3,866)			(3,866)
Foreign currency translation adjustment							22	22
Convertible Series C Preferred retired	(4,906)				377			(4,529)
Convertible Series C Preferred retired (in shares)	(1,415,000)
Convertible Series D Preferred sold in private placement, net of issuance costs	5,668		355					6,023
Convertible Series D Preferred sold in private placement, net of issuance costs (in shares)	704,000
Shares issued in connection with Illume acquisition		1	697					698
Shares issued in connection with Illume acquisition (in shares)		617,000
Shares issued in connection with Apex acquisition			341					341
Shares issued in connection with Apex acquisition (in shares)		325,000
Common stock issued as an antidilution adjustment			173					173
Common stock issued as an antidilution adjustment (in shares)		175,000
Reverse Recapitalization Transaction [Abstract]
Employee stock-based compensation			52					52
Accrued dividends on preferred stock	288				(954)			(666)
Principal payment from ESOP						132		132
Balance at Dec. 31, 2012	$ 7,370	$ 9	$ 16,132	$ (205)	$ (21,674)	$ (767)	$ 22	$ 887
Balance (in shares) at Dec. 31, 2012	1,105,000	9,300,000

Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders' Equity [Abstract]
Treasury stock, shares	153,883	153,883	153,883

Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,218)	$ (1,521)	$ (3,866)	$ (5,168)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	995	417	1,510	560
Amortization of deferred financing costs and note discount	106	58	183	140
Employee stock-based compensation	9	39	52	200
Non-employee stock-based compensation		341	514	283
Non-cash interest (income) expense		(24)		80
Loss on debt extinguishment				2,269
ESOP compensation expense	69	66	132	125
Deferred taxes, net		9	(256)	73
Allowance for doubtful accounts	42	41	108
Loss on disposal of property and equipment	4			4
Other income related to collection of note receivable in excess of carrying value				(405)
Changes in operating assets and liabilities:
Accounts receivable	2,850	2,004	1,801	(1,221)
Due from related party		(429)	147
Inventory, net	(40)	(1,456)	(98)	193
Deferred costs	71	(628)	(810)	(291)
Prepaid expenses and other current assets	(318)	125	182	80
Other assets, net	4	(29)	(37)	(33)
Accounts payable	(169)	1,376	946	(39)
Accrued expenses and other current liabilities	(19)	(13)	506	(257)
Due to related parties		117		(735)
Unearned revenue	(229)	1,137	705	1,701
Net cash provided by (used in) operating activities	157	1,630	1,719	(2,441)
Cash flows from investing activities
Cash paid for acquisitions		(4,801)	(4,801)
Cash paid for Illume			(250)
Cash paid for CMAC, net of cash acquired				(2,205)
Capital expenditures			(64)	(49)
Collection of note and other receivable received in reverse recapitalization				555
Purchases of property and equipment	(11)	(20)
Net cash used in investing activities	(11)	(4,821)	(5,115)	(1,699)
Cash flows from financing activities
(Repayments) borrowings from lines of credit, net	(700)	(1,069)	(594)	(340)
Proceeds from issuance of term debt	1,000	4,033	4,033	4,000
Cash received in reverse recapitalization, net of expenses		1,500	1,500	1,985
Repayment of debt	(1,018)	(500)	(1,393)	(1,000)
Convertible series C preferred stock retired			(4,529)
Issuance of convertible series D preferred stock			7,042
Paid financing costs associated with convertible series D preferred stock			(1,020)
Purchase of treasury stock				(250)
Paid financing costs	(119)	(289)	(270)	(109)
Dividends paid	(154)	(321)	(651)	(91)
Holding share liability				(4)
Net cash (used in) provided by financing activities	(991)	3,354	4,118	4,191
Effect on cash of foreign currency translation	8	(31)	15
Net (decrease) increase in cash	(837)	132	737	51
Cash at beginning of period	1,103	366	366	315
Cash at end of period	266	498	1,103	366
Supplemental disclosures of cash flow information:
Interest paid	502	290	888	1,438
Income taxes paid	33	56	57	62
Supplemental disclosure of non-cash financing activities:
Preferred and common shares issued in exchange for debt and related accrued interest				4,117
Preferred and common shares issued in exchange for accounts payable and related accrued interest				412
Common shares issued as finder's fee in reverse capitalization				354
Common stock issued in connection with Apex acquisition			341
Common stock issued in connection with Illume acquisition			698
Common stock issued to Preferred Series C holders as an anti dilution adjustment			173
Accrued and imputed dividends on preferred stock	$ 438	$ 234	$ 288	$ 305
Warrants issued in connection with convertible series D preferred stock			355

ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

Description of Business

DecisionPoint Systems, Inc. (“DecisionPoint”, “Company”), through its subsidiaries is a provider of Enterprise Mobility Systems.  Enterprise Mobility Solutions are those computer systems that give an enterprise the ability to connect to people, control assets, and transact business from any location by using mobile computers, tablet computers, and smartphones to securely connect the mobile worker to the back office software systems that run the enterprise. Technologies that support Enterprise Mobility Solutions include national wireless carrier networks, Wi-Fi, local area networks, mobile computers, smartphones and tablets, mobile software applications, middleware and device security and management software.  The Company also provides professional services, proprietary and third party software and software customization as an integral part of its customized solutions for its customers.    The proprietary suite of software products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and warehouse management.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

DecisionPoint Systems, Inc., (“DecisionPoint”, “Company”) through its subsidiaries is an enterprise mobility systems integrator that sells and installs mobile computing and wireless systems that are used both within a company’s facilities in conjunction with wireless networks and in the field using carrier-based wireless networks.  These systems generally include mobile computers, mobile application software, and related data capture equipment including bar code scanners and radio frequency identification (“RFID”) readers.  The Company also provides professional services, proprietary and third party software and software customization as an integral part of its customized solutions for its customers. The suite of software products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and warehouse management.

The Company, formerly known as Comamtech, Inc. (“Comamtech”), was incorporated on August 16, 2010, in Canada under the laws of the Ontario Business Corporations Act (“OCBA”). On June 15, 2011, the Company entered into a Plan of Merger (the “Merger Agreement”) among the Company, its wholly-owned subsidiary, 2259736 Ontario Inc., incorporated under the laws of the Province of Ontario, Canada (the “Purchaser”) and DecisionPoint Systems, Inc., a Delaware corporation (“Old DecisionPoint”) incorporated on December 27, 2006, under the laws of the State of Delaware. Pursuant to the Merger Agreement, under Section 182 of the OCBA, on June 15, 2011 (the “Effective Date”) Old DecisionPoint merged (the “Merger”) into the Purchaser and became a wholly owned subsidiary of the Company. In connection with the Merger, the Company changed its name to DecisionPoint Systems, Inc., and the Purchaser changed its name to DecisionPoint Systems International, Inc. (“DecisionPoint Systems International”). The Company and DecisionPoint Systems International each reincorporated in the State of Delaware, subsequent to the Merger. Upon completion of the Merger, the Company adopted Old DecisionPoint’s business plan.

Accounting Treatment of the Merger; Financial Statement Presentation

Prior to the Merger, Comamtech was a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)). The Merger was accounted for as a reverse recapitalization pursuant to the guidance in “SEC’s Division of Corporation Finance Financial Reporting Manual”. These transactions are considered by the SEC to be capital transactions in substance, rather than business combinations. The Merger has been accounted for as a recapitalization which resulted in an exchange ratio of one Old DecisionPoint share for every 7.23273 shares of Comamtech common stock outstanding prior to the Merger. For accounting purposes, Old DecisionPoint is considered the acquirer and surviving entity in the reverse recapitalization. Accordingly, 2,186,689 shares were deemed issued to the Comamtech shareholders in exchange for approximately $3.9 million of net assets received. The accompanying historical consolidated financial statements prior to the Merger are those of Old DecisionPoint.

The accompanying consolidated financial statements present the previously issued shares of Comamtech common stock as having been issued pursuant to the Merger on June 15, 2011, with the consideration received for such issuance being the net assets of Comamtech received in the Merger. The shares of common stock of the Company issued to Old DecisionPoint’s stockholders in the Merger are presented as having been outstanding since the original issuance of the shares. Further, the exchange ratio has been retroactively applied to all share, weighted average share, loss per share, and stock option and warrant disclosures.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the periods ended June 30, 2013, are not necessarily indicative of results for the full 2013 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012.  In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”) and is a division of the Company.  The Company currently operates in one business segment.

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2012, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 28, 2013.

Liquidity

In the quarter ended June 30, 2013, the Company experienced a decrease in revenue of $3.0 million compared to the quarter ended June 30, 2012, and a $1.0 million increase in revenue compared to the previous sequential quarter ended March 31, 2013.  In the six months ended June 30, 2013, the Company incurred approximately $0.9 million in increased expenses due to professional fees relating to the capital raising activities, the registration of common shares as a result of the Series D Preferred Stock offering and associated audit fees, and other matters such as employee termination costs. The Company experienced a net loss of $1.3 million and $3.7 million for the three and six month periods ended June 30, 2013, which were far in excess of the internal forecast maintained by the management team. In addition, the Company has a substantial working capital deficit totaling $(13.6) million at June 30, 2013.  Although a portion of this deficit is associated with deferred costs and unearned revenues and term debt that has been classified current due to expected future covenant violations (see further discussion at Note 7), the liabilities of the Company that are expected to be satisfied in the foreseeable future in cash far exceed the operating assets that are expected to be satisfied in cash. As a result, the availability under the Company’s credit line has contracted significantly and the Company’s overall liquidity has become significantly constrained.

To address these matters, the Company has embarked on a comprehensive review of its operations, which is expected to significantly reduce non-essential expenses and complete the integration of the Company’s acquisitions of Apex and Illume Mobile, which is expected to result in further cost savings.

On August 15, 2013, the Company entered into definitive subscription agreements with accredited investors for the sales of $1,756,400 in gross proceeds (including $200,000 from management and existing shareholders of the Company) for 2,927,333 shares of common stock.  The effective price of the offering was $0.60 per share of common stock. An initial closing for $1,556,400 was held on August 15, 2013.  The remaining $200,000 is expected to close shortly thereafter.  Additionally 1,463,667 warrants were issued at an exercise price of $1.00 per share, which are expected to receive liability accounting treatment under existing technical standards.  The Company received net proceeds of approximately $1.3 million from the initial closing, after deducting the placement agent’s fees of 10% and other offering expenses. (see Note 12 – Subsequent Event).

During 2012 and 2013, all principal payments on the Company’s term debt were made within payment terms. The Company was not in compliance with certain financial covenants under the agreements with Royal Bank of Canada, “RBC Credit Agreement” and BDC, Inc. “BDC Credit Agreement” as of December, 31, 2012, March 31, 2013 and June 30, 2013.  The Company has received waivers for non-compliance for past covenant violations and is currently discussing resetting debt covenants with these institutions to avoid  expected future violations.  Although management of the Company believes it is improbable that RBC and/or BDC will exercise their rights up to, and including, acceleration of the outstanding debt, there can be no assurance RBC and BDC will not exercise their rights pursuant to the provisions of the debt obligations. Accordingly, the Company has classified these debt obligations as current at June 30, 2013 (see Note 7 – Term Debt).

At July 31, 2013, the outstanding balance on the line of credit with Silicon Valley Bank (“SVB”) is $3.1 million, down from $4.2 million at April 30, 2013, and the availability under the line of credit has increased to $2.6 million (see Note 6 – Lines of Credit).  The Company relies on the line of credit to fund daily operating activities maintaining very little cash on hand.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not in compliance with the Tangible Net Worth financial covenant as defined in the amended SVB Loan Agreement. SVB has agreed to temporarily forbear exercising their rights and remedies under the facility until August 28, 2013 and has agreed to waive the existing covenant violations if a gross capital raise of $1.5 million is completed by such date. The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28.2013. Accordingly, the Company believes that at the time of this filing it is in compliance with the terms and provisions of its SVB lending agreements.  Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation).  The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit. Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

In the near term, the Company’s successful restructuring of its operations and reduction of operating costs and/or its ability to raise additional capital at acceptable terms is critical to its ability to continue to operate for the foreseeable future.  If the Company continues to incur operating losses and/or does not raise sufficient additional capital, material adverse events may occur including, but not limited to, 1) a reduction in the nature and scope of the Company’s operations, 2) the Company’s inability to fully implement its current business plan and/or 3) continued defaults under the various loan agreements.  A covenant default would give the bank the right to demand immediate payment of all outstanding amounts which the Company would not be able to repay out of normal operations.  There are no assurances that the Company will successfully implement its plans with respect to these liquidity matters.  The unaudited condensed consolidated financial statements do not reflect any adjustment that may be required resulting from the adverse outcome relating to this uncertainty.

Summary of Significant Accounting Policies

There have been no material changes to the Company's significant accounting policies during the six months ended June 30, 2013.  See Footnote 2 of the Company's consolidated financial statements included in the Company's 2012 Annual Report on Form 10-K filed on March 28, 2013, for a comprehensive description of the Company's significant accounting policies.

Concentration of Credit Risk - The Company derived approximately 11% and 15% of revenues from one customer, and 23% and 30% of revenues from the top three customers in the six months ended June 30, 2013 and 2012, respectively.  Additionally there was one customer which comprised 13% of accounts receivable at June 30, 2013.  Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer which has been a significant factor in one financial reporting period gives significantly less business in the following period.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes.  Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates.  Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Comprehensive Loss - Comprehensive loss is comprised of net loss and other comprehensive loss.  The only component of comprehensive loss is the foreign currency translation adjustments, which were nominal in amount.  There was no tax effect allocated to any component of other comprehensive loss during the periods presented.

Reclassifications - Certain reclassifications have been made to prior years to conform to current period financial statement presentation with no effect on our previously reported financial position, results of operations, or cash flows.

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements of DecisionPoint and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”). DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”). Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012. In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc. (the “Seller”) Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”). The operating results of Illume Mobile have been consolidated into the Company’s consolidated results of operations beginning on August 1, 2012. The Company currently operates in one business segment. All intercompany transactions have been eliminated.

Summary of Significant Accounting Policies

Use of Estimates - The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used. The Company evaluates its estimates and assumptions on a regular basis. The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may materially differ from these estimates and assumptions used in preparation of the consolidated financial statements.

Purchase Accounting and Business Combinations - The Company accounts for its business combinations using the purchase method of accounting which requires that intangible assets be recognized apart from goodwill if they are contractual in nature or separately identifiable. Acquisitions are measured on the fair value of consideration exchanged and, if the consideration given is not cash, measurement is based on the fair value of the consideration given or the fair value of the assets acquired, whichever is more reliably measurable. The excess of cost of an acquired entity over the fair value of identifiable acquired assets and liabilities assumed is allocated to goodwill.

The valuation and allocation process relies on significant assumptions made by management. In certain situations, the allocations of excess purchase price are based upon preliminary estimates and assumptions. Accordingly, the allocations are subject to revision when the Company receives updated information, including appraisals and other analyses, which are completed within one year of the acquisition. Revisions to the fair values, which may be significant, are recorded when pending information is finalized, within one year from the acquisition date.

Accounts Receivable - Accounts receivable are stated at net realizable value, and as such, current earnings are charged with an allowance for doubtful accounts based on management’s best estimate of the amount of probable incurred credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on historical write-off experience and specific account information available. Accounts receivable are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $246,000 and $246,000, as of December 31, 2012 and 2011, respectively. When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts.

Inventory - Inventory consists solely of finished goods and is stated at the lower of cost or market. Cost is determined under the first-in, first-out (FIFO) method. The Company periodically reviews its inventory and makes provisions as necessary for estimated obsolete and slow-moving goods. The creation of such provisions results in a write down of inventory to net realizable value and a charge to cost of sales. Inventories are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $83,000 and $155,000, as of December 31, 2012 and 2011, respectively.

Deferred costs– Deferred costs consist primarily of third party extended hardware and software maintenance services which the Company has paid for in advance. The costs are ratably amortized over the life of the contract, generally one to five years.

Property and Equipment -Property and equipment are recorded at cost. Repairs and maintenance that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets as follows:

Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Leasehold improvements are amortized over the shorter of the lease term or the life of the improvements.

Impairment of Long-Lived Assets - The Company reviews its long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of by sale are reflected at the lower of their carrying amount or fair value less cost to sell. To date, the Company has not recorded any impairment charges.

Goodwill – Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested annually at December 31 for impairment by comparing the fair value of the reporting unit to its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized. The amount of impairment loss is determined by comparing the implied fair value of reporting unit goodwill with the carrying amount. If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess. No impairment charges have been recorded as a result of the Company’s annual impairment assessments.

Intangible assets– Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any. The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years. Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life. No impairments were identified and changes to estimated useful lives have been recorded.

Deferred Financing Costs - Costs incurred by the Company in connection with the issuance of debt are deferred and amortized to interest expense over the life of the underlying indebtedness, adjusted to reflect any early repayments using the effective interest rate method. Deferred financing costs net of amortization totaled approximately $107,000 and $90,000, as of December 31, 2012 and 2011, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Fair Value Measurement - Fair value is the price that would be received from selling an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides a hierarchy for inputs used in measuring fair value that prioritize the use of observable inputs over the use of unobservable inputs, when such observable inputs are available. The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-driven valuations in which all significant inputs are observable or can be derived principally from, or corroborated with, observable market data.

•	Level 3 - Fair value is derived from valuation techniques in which one or more significant inputs are unobservable, including assumptions and judgments made by the Company.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the observable inputs may result in a reclassification of assets and liabilities within the three levels of the hierarchy outlined above.

Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The Company measures certain liabilities at fair value on a recurring basis such as our contingent consideration related to business combinations and recognizes transfers within the fair value hierarchy at the end of the fiscal quarter in which the change in circumstances that caused the transfer occurred. There have been no transfers between Level 1, 2 or 3 assets or liabilities during the fiscal year ended December 31, 2012.

The Company has classified its contingent consideration related to the acquisitions as a Level 3 liability. (See “Note 4 – Acquisitions” for a description of the acquisitions along with comprehensive details regarding the assumptions used in calculating fair value of the contingent consideration). Revenue and other assumptions used in the calculation require significant management judgment. The Company reassesses the fair value of the contingent consideration liabilities on a quarterly basis. Based on that assessment, the Company did not recognize any adjustment to the actual calculation of the earn-out obligations during the fiscal year ended December 31, 2012.

As of December 31, 2012, liabilities recorded at fair value on a recurring basis consist of the following (in thousands):
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$1,346	$-	$-	$1,346

The following table summarizes changes to the fair value of the contingent consideration, which is a Level 3 liability (in thousands):

Contingent consideration

Balance at December 31, 2011	$-
Apex earn-out	1,033
Apex bonus consideration	153
Illume Mobile earn-out	107
Changes in fair value	-
Effect of currency translation	53
Balance at December 31, 2012	$1,346

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company's non-financial assets and liabilities, such as goodwill, intangible assets, and other long lived assets resulting from business combinations are measured at fair value using income and market comparable valuation methodologies at the date of acquisition and subsequently re-measured if there are indicators of impairment. There were no indicators of impairment identified during the fiscal year ended December 31, 2012.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar. The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes. Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates. Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Revenue Recognition - Revenues are generated through product sales, warranty and maintenance agreements, software customization, and professional services. Product sales are recognized when the following criteria are met (1) there is persuasive evidence that an arrangement exits; (2) delivery has occurred and title has passed to the customer which generally happens at the point of shipment provided that no significant obligations remain; (3) the price is fixed and determinable; and (4) collectability is reasonably assured. The Company generates revenues from the sale of extended warranties on wireless and mobile hardware and systems. Revenue related to extended warranty and service contracts is recorded as unearned revenue and is recognized over the life of the contract as the Company maintains financial risk throughout the term of these contracts and may be liable to refund a customer for amounts paid in certain circumstances. Our policy is to classify shipping and handling costs billed to customers and the related expenses as cost of sales.

The Company also generates revenue from professional services and customer specified software customization on either a fee-for-service or fixed fee basis. Revenue from software customization and professional services that is contracted as fee-for-service is recognized in the period in which the services are performed or delivered. Adjustments to contract price and estimated labor costs are made periodically, and losses expected to be incurred on contracts in progress are charged to operations in the period such losses are determined. The Company records sales net of sales tax.

The Company enters into revenue arrangements that contain multiple deliverables. Judgment is required to properly identify the accounting units of the multiple deliverable transactions and to determine the manner in which revenue should be allocated among the accounting units. Moreover, judgment is used in interpreting the commercial terms and determining when all criteria of revenue recognition have been met for each deliverable in order for revenue recognition to occur in the appropriate accounting period. While changes in the allocation of the arrangement consideration between the units of accounting will not affect the amount of total revenue recognized for a particular sales arrangement, any material changes in these allocations could impact the timing of revenue recognition, which could affect the Company’s results of operations. When the Company enters into an arrangement that includes multiple elements, the allocation of value to each element is derived based on management’s best estimate of selling price when vendor specific objective evidence or third party evidence is unavailable.

Revenue from software licenses is recognized when all of the software revenue recognition criteria are met and, if applicable, when vendor specific objective evidence, or VSOE, exists to allocate the total license fee to each element of multiple-element software arrangements, including post-contract customer support. Post-contract support is recognized ratably over the support period. When a contract contains multiple elements wherein the only undelivered element is post-contract customer support and VSOE of the fair value of post-contract customer support does not exist, revenue from the entire arrangement is recognized ratably over the support period. Software royalty revenue is recognized in arrears on a quarterly basis, based upon reports received from licensees during the period, unless collectability is not reasonably assured, in which case revenue is recognized when payment is received from the licensee.

Concentration of Risk- Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, and accounts payable. On November 9, 2010, the Federal Deposit Insurance Corporation (“FDIC”) implemented section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing accounts. Beginning December 31, 2010 and continuing through December 31, 2012, all noninterest-bearing accounts are fully insured regardless of the balance of the account. This coverage is available at all FDIC member institutions. The Company uses Silicon Valley Bank, which is an FDIC insured institution. Based on these facts, collectability of bank balances appears to be adequate.

For the year ended December 31, 2012, the Company had sales to two customers which represented a total of 12.5% and 6.9%, of total revenues. Accounts receivable from two customers at December 31, 2012, were approximately 14% and 10%. For the year ended December 31, 2011, the Company had sales to two customers which represented a total of 26% of total revenues. Accounts receivable from two customers at December 31, 2011, accounted for 14% and 10% of accounts receivable. The loss of a significant customer could have a material adverse impact on the Company.

The Company has had the same four primary vendors in both periods presented. For the year ended December 31, 2012, the Company had purchases from these four vendors that collectively represented 71% of total purchases and 67% of the total outstanding accounts payable at December 31, 2012. For the year ended December 31, 2011, the Company had purchases from these four vendors that collectively represented 76% of total purchases and 74% of the total outstanding accounts payable at December 31, 2011. The same single vendor represented 28% and 27% of the total purchases for the years ended December 31, 2012 and 2011, respectively. Loss of this certain vendor could have a material adverse effect on our operations.

Fair Value of Financial Instruments - The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, line of credit and long term debt. The carrying value of the short term financial instruments approximates their fair values at December 31, 2012 and 2011, due to their short-term maturities. The carrying value of the Company’s long-term debt approximates its fair value, net of a discount related to a final payment to be made on the due date which is equal to two percent of the original loan amount.

Stock-Based Compensation - The Company records the fair value of all stock-based compensation awards in its consolidated financial statements. The terms and vesting schedules for stock-based awards vary by type of grant and generally vest based on the passage of time. The fair value of stock options and warrants is calculated using the Black-Scholes option-pricing model and the expense is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures.

Employee Stock Ownership Plan (ESOP) - The cost of shares issued to the ESOP, but not yet earned is shown as a reduction of equity. Compensation expense is based on the market price of shares as they are committed to be released to participant accounts. As shares of common stock acquired by the ESOP are committed to be released to each employee, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Comprehensive Loss - Comprehensive loss consists of net loss and accumulated other comprehensive loss, which includes certain changes in equity that are excluded from net loss. Comprehensive loss for the year ended December 31, 2012 is equal to the net loss of $3,866,000 plus other comprehensive income totaling $22,000 (relating to exchange translation adjustments arising from the consolidation of the Company’s Canadian Apex subsidiary) to arrive at comprehensive loss of $3,844,000. Comprehensive loss for the year ended 2011 is equal to the net loss reported.

Income Taxes – The Company accounts for income taxes in accordance with the Financial Accounting Standards Board (“FASB”) guidance, which requires deferred tax assets and liabilities, be recognized using enacted tax rates to measure the effect of temporary differences between book and tax bases on recorded assets and liabilities. FASB guidance also requires that deferred tax assets be reduced by a valuation allowance, if it is more likely than not some portion or all of the deferred tax assets will not be recognized.

The Company evaluates on an annual basis its ability to realize deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are forecasts of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

In accordance with FASB guidance on accounting for uncertainty in income taxes, the Company evaluates tax positions to determine whether the benefits of tax positions are more likely than not of being sustained upon audit based on the technical merits of the tax position. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit. If the more likely than not threshold is not met in the period for which a tax position is taken, the Company may subsequently recognize the benefit of that tax position if the tax matter is effectively settled, the statute of limitations expires, or if the more likely than not threshold is met in a subsequent period.

Reclassifications - Certain reclassifications have been made to prior years to conform to current period financial statement presentation with no effect on our previously reported consolidated financial position, results of operations, or cash flows.

New Accounting Standards

In July 2012, The FASB has issued ASU No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill.

Under the guidance in this ASU, an entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not believe that the adoption of this pronouncement will have a material effect on the consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, "Technical Corrections and Improvements." ASU 2012-04 contains amendments to clarify the ASC, correct unintended application of guidance, or make minor improvements to the ASC that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Additionally, the amendments are intended to make the ASC easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications. The amendments that do not have transition guidance were effective upon issuance. The amendments that are subject to the transition guidance will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 will not have a material impact on our results of operations or our financial position.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of ASU 2013-02 will not have a material impact on our results of operations or our financial position.

LOSS PER COMMON SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
LOSS PER COMMON SHARE

NOTE 3 – LOSS PER COMMON SHARE

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding.  Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  The weighted-average basic and diluted shares for each of the six months ended June 30, 2013 and 2012 exclude approximately 0.5 million of ESOP shares that have not been committed to be released.

For periods presented in which there is a net loss, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive. All potentially dilutive securities are anti-dilutive due to the net loss incurred by the Company in the periods presented.

Potential dilutive securities consist of (in thousands):

	Six Months Ended June 30,
	2013	2012

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series C	-	1,415
Convertible preferred stock - Series D	7,042	-
Warrants to purchase common stock	981	277
Options to purchase common stock	544	702

Total potentially dilutive securities	8,968	2,795

NOTE 3 – LOSS PER COMMON SHARE

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The weighted-average basic and diluted shares for the years ended December 31, 2012 and 2011, exclude approximately 0.6 million and 0.7 million, respectively, of ESOP shares that have not been committed to be released.

For periods presented in which there is a net loss, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive. Below is a reconciliation of the fully dilutive securities effect for the period with net income (in thousands except share and per share data):

	December 31,
	2012	2011

Net loss attributable to common shareholders	$(4,820)	$(5,654)

Weighted average common shares outstanding - basic and diluted	7,900,693	6,019,900

Loss per common share - basic and diluted	$(0.61)	$(0.94)

For the years ended December 31, 2012 and 2011, respectively, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive.

Potential dilutive securities consist of (in thousands):

	December 31,
	2012	2011

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series C	-	1,415
Convertible preferred stock - Series D	7,042	-
Warrants to purchase common stock	981	429
Options to purchase common stock	544	702

Total potentially dilutive securities	8,968	2,947

BUSINESS COMBINATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 4 – BUSINESS COMBINATIONS

Illume Mobile

On July 31, 2012 (“Illume Closing Date”), the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”), based in Tulsa, Oklahoma.  Founded in 1996, Illume Mobile is a mobile business solutions provider that serves mobile products and platforms.  Illume Mobile’s initial core business is the development and integration of business applications for mobile environments.

In consideration for the business of Illume Mobile, the Company paid $1,000,000, of which $250,000 was paid in cash and $750,000 was paid in the form of 617,284 shares of the Company’s common stock.  The Company valued the shares issued in conjunction with the acquisition at $697,531.

Pursuant to the Asset Purchase Agreement, the Company may be required to make an additional payment (“Earn Out Payment”) to the seller of up to $500,000 of which 50% will be paid in cash, and 50% will be paid in shares of the common stock of the Company.  The value of the shares will be based on the closing price of the Company’s common stock on the one year anniversary of the Illume Closing Date.  The Earn Out Payment, if any, will be paid within 30 days of the one year anniversary of the Illume Closing Date. The Company accounted for the transaction using the purchase method of accounting and the operating results for Illume Mobile have been consolidated into the Company’s results of operations beginning on August 1, 2012.  At June 30, 2013 there is $107,000 accrued for the Earn Out Payment included in accrued earn out consideration in the unaudited condensed consolidated financial statements.

Apex
On June 4, 2012 (“Closing Date”), pursuant to a Stock Purchase Agreement (“Purchase Agreement”), the Company acquired all of the issued and outstanding shares of Apex, a corporation organized under the laws of the Province of Ontario, Canada.  Apex is a provider of wireless mobile work force software solutions.  Its suite of products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and, warehouse management.  Its clients are North American companies that are household names whose products and services are used daily to feed, transport, entertain and care for people throughout the world.

In consideration for the shares of Apex, the Company paid CDN$5,000,000 (US$4,801,000 at the Closing Date) (“Closing Amount”) in cash.  The Company may be required to pay up to an undiscounted amount of CDN$3,500,000 (US$3,360,700 at the Closing Date) in consideration for Apex achieving certain levels of adjusted earnings before interest, depreciation, taxes and amortization (“EBITDA”), as defined by the Purchase Agreement, in the period ended July 2013.  The fair value of the earn out was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date).  At June 30, 2013, there is CDN$1,076,000 (US$1,022,000) recorded as potential additional purchase consideration in the unaudited condensed consolidated financial statements.  The Company accounted for the transaction using the purchase method of accounting and the operating results for Apex have been consolidated into the Company’s results of operations beginning on June 5, 2012. The Company funded the purchase of Apex through borrowings as further explained below.

As part of the Purchase Agreement, the Company is obligated to pay bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not the CEO’s employment is retained.  The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date).  At June 30, 2013 there is CDN$160,000 (US$151,000) recorded in accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheets.

Pro Forma Financial Information (unaudited):

The following summarizes the Company’s unaudited consolidated results of operations for the three and six months ended June 30, 2012 as if the Apex and Illume Mobile acquisitions had occurred on January 1, 2012: (in thousands except per share data):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	As Reported	Pro Forma	As Reported	Pro Forma

Net sales	$17,767	$18,497	$35,577	$37,677
Net loss attributable to common shareholders	(1,523)	(2,325)	(1,982)	(3,866)

Net loss per share - basic and diluted	(0.20)	(0.27)	(0.27)	(0.46)

Included in the pro forma combined results of operations are the following adjustments for Apex: (i) amortization of intangible assets for the three and six months June 30, 2012 of $229,000 and $572,000, respectively (ii) a net increase in interest expense for the three and six months ended June 30, 2012 of $116,000 and $291,000, respectively.

Included in the pro forma combined results of operations are the following adjustments for Illume Mobile: (i) amortization of intangible assets for the three and six months ended June 30, 2012 of $53,000 and $106,000, respectively.  Net loss per share assumes the 325,000 shares issued in connection with the Apex acquisition and the 617,284 shares issued in connection with the Illume Mobile acquisition are outstanding for the period presented.

The historical financial information of Apex has been extracted for the periods required from the historical financial statements of Apex Systems Integrators, Inc. which were prepared in accordance with U.S. generally accepted accounting principles.  The historical financial information of Illume Mobile has been derived from using internally generated management reports for the periods required.

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated results of operations that would have been reported had the Apex and Illume Mobile acquisitions been completed as of the beginning of the period presented, nor should it be taken as indicative of the Company’s future consolidated results of operations.

The combined amounts of Apex and Illume Mobile’s revenue and net loss since the respective acquisition dates included in the Company’s unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2013 were $1.2 million, ($0.5) million and $1.9 million, ($1.2) million, respectively, and for the three and six months ended June 30, 2012 were $0.2 million and $0.5, respectively.

NOTE 4 – ACQUISITIONS

In pursuing our business strategies, we acquire and make investments in certain businesses that meet strategic and financial criteria.

Illume Mobile

On July 31, 2012 (“Illume Mobile Closing Date”), the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc. (the “Seller”) Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”), based in Tulsa, Oklahoma. Founded in 1996, Illume Mobile is a mobile business solutions provider that serves mobile products and platforms. Illume Mobile’s initial core business is the development and integration of business applications for mobile environments.

In consideration for the business of Illume Mobile, the Company paid $1,000,000, of which $250,000 was paid in cash and $750,000 was paid in the form of 617,284 shares of the Company’s common stock. The number of shares issued was based on the volume weighted-average closing price of the Company’s common stock of $1.215 per share over the twenty trading days prior to the Illume Mobile Closing Date. The closing price of the Company’s common stock on the day of the Illume Mobile Closing was $1.13 per share. Accordingly, the Company has valued the shares issued in conjunction with the acquisition at $698,000.

Pursuant to the Asset Purchase Agreement, the Company may be required to make an additional payment (“Earn-Out Payment”) to the Seller of up to $500,000, based on the achievement of specified levels of net revenue during the twelve months ending July 31, 2013, of which 50% will be paid in cash, and 50% will be paid in shares of the common stock of the Company. The value of the shares will be based on the closing price of the Company’s common stock on the one year anniversary of the Illume Mobile Closing Date. The Earn-Out Payment will be paid within 30 days of the one year anniversary of the Closing Date. Closing costs and associated expenses totaled approximately $140,000. The Company paid Sigma Capital Advisors a fee of $45,000 for services provided in connection with the Asset Purchase Agreement. The transaction was accounted for using the purchase method of accounting and the operating results for Illume Mobile have been consolidated into the Company’s results of operations beginning on August 1, 2012.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. The following table summarizes the fair value of the Illume Mobile assets acquired and liabilities assumed at July 31, 2012 (in thousands):

Assets acquired:
Accounts receivable	$16
Other current assets	15
Property and equipment	26
Intangible assets	630
Goodwill	444
Total assets	1,131

Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue	37
Total liabilities assumed	76
Net assets acquired	$1,055

Purchase consideration:
Cash paid at closing	$250
Shares issued at closing	698
Earn out consideration	107
Total purchase consideration	$1,055

Under the Asset Purchase Agreement, the Earn-Out Payment will be computed as follows:

(a)
If Net Revenue (as defined in the Purchase Agreement) attributable to Illume Mobile, during the one year period commencing on the Illume Mobile Closing Date is $1,500,000 or less, the Earn-Out Payment will be $0.

(b)	If Net Revenue (as defined in the Purchase Agreement) is greater than $1,500,000 but less than $2,000,000, the Earn-Out Payment will be $100,000.

(c)
If Net Revenue (as defined in the Purchase Agreement) is at least $2,000,000 but less than $3,000,000, the Earn-Out Payment will be equal to the sum of (i) $100,000 plus (ii) 40% of the excess of the Net Revenue amount over $2,000,000.

(d)	If Net Revenue (as defined in the Purchase Agreement) is $3,000,000 or more, the Earn-Out Payment will be $500,000.

The Earn-Out Payment amount was recorded as additional purchase price consideration and the fair value was estimated by using a probability weighting of achieving various future revenue results simulation model to calculate the present value of the earn-out and determine the probability of reaching the earn-out milestones.

The present value of the total earn-out amount was calculated using a discount rate of 21.0%. The discount rate was determined based on an estimated venture capital rate of return. The fair value of the Earn-Out Payment was calculated to be approximately $107,000 and is recorded as accrued earn-out consideration in the Company’s consolidated balance sheet as of December 31, 2012.

The fair value of the intangible assets acquired at July 31, 2012, and the estimated useful lives over which they are being amortized are (in thousands):

	Fair Value	Estimated Useful life

Software	$310	3.5 years
Customer relationships	100	3 years
Trade name	130	3 years
Covenant not to compete	90	2 years

	$630

The fair value of proprietary software and trade names was determined using a relief from royalty method based on the expected future revenue streams.  The fair value of customer relationships was determined using the estimated future cash flows attributable to existing customers.  The fair value of the covenant not to compete was calculated as the present value of the income expected to be generated as a result of the covenanters not competing with the business.

Amortization of proprietary software is calculated as the greater of the proportional revenue approach or the straight-line approach. Amortization of customer relationships and trade names are calculated on the discounted cash flow methodology to more properly reflect the greater useful life of the assets in the early years and the covenant not to compete is amortized on a straight-line basis.

The transaction resulted in a purchase price residual at the Illume Mobile Closing Date of approximately $444,000 for goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint. Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the Illume Mobile business and the synergies created with the integration of key components of a commercial infrastructure. The total amount of the goodwill acquired is deductible for tax purposes.

Apex Systems Integrators, Inc.

On June 4, 2012 (“Closing Date”), pursuant to a Stock Purchase Agreement (“Purchase Agreement”), the Company acquired all of the issued and outstanding shares of Apex Systems Integrators, Inc. (“Apex”), a corporation organized under the laws of the Province of Ontario, Canada. Apex is a provider of wireless mobile work force software solutions.

In consideration for the shares of Apex, the Company paid CDN$5,000,000 (US$4,801,000 at the Closing Date) (“Closing Amount”) in cash. The Company could pay up to an additional undiscounted amount of CDN$3,500,000 (US$3,361,000 at the Closing Date) in consideration for Apex achieving certain levels of adjusted earnings before interest, depreciation, taxes and amortization (“EBITDA”) in the period ended July 2013. Closing costs and associated expenses either previously paid, payable in cash or recorded as deferred financing costs after the Closing Date total approximately $2.2 million, which includes the issuance of 325,000 shares of the Company’s common stock (Note 11). The shares were valued at $341,000 based on the market price of $1.05 per share on the Closing Date. Of the total amount, approximately $190,000, was reflected as deferred financing costs and the remainder was reflected as a charge to selling, general and administrative expenses in the historical financial statements of the Company as follows: 1) fourth quarter ended December 31, 2011: $46,000; 2) first quarter ended March 31, 2012: $351,000: 3) second quarter ended June 30, 2012: $1,213,000; and 4) third quarter ended September 30, 2012: $380,000 The transaction was accounted for using the purchase method of accounting and the operating results for Apex have been consolidated into the Company’s results of operations beginning on June 5, 2012.  The Company funded the purchase of Apex through borrowings as further explained below.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. The following table summarizes the fair value of the Apex assets acquired and liabilities assumed at June 4, 2012 (in thousands):

Assets acquired:
Accounts receivable	$243
Due from related party	412
Other current assets	62
Property and equipment	30
Intangible assets	4,466
Goodwill	2,449
Total assets	7,662

Liabilities assumed:
Accounts payable and other accrued liabilities	194
Unearned revenue	297
Deferred tax liability	1,184
Total liabilities assumed	1,675
Net assets acquired	$5,987

Purchase consideration:
Cash paid at closing	$4,801
Accrued earn out consideration	1,186
Total purchase consideration	$5,987

Under the Purchase Agreement, the following post-closing adjustments will be made:

(a)
if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and

(b)
the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.

Pursuant to the above, a working capital adjustment of approximately $412,000 was recorded at the Closing Date. In July of 2012, pursuant to the above arrangement, the Closing Working Capital was audited and resulted in an adjustment of $76,414 and a reduction to goodwill. The total due from the prior shareholder at December 31, 2012 is $201,000 and is reflected on the accompanying consolidated balance sheet as due from related party.

In addition, if EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 (“2013 EBITDA”), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 (“2013 EBITDA Basic Earn-Out Amount”), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the “Note”).

Under the terms of the Note, Apex will pay the principal sum due on the Note in eight quarterly payments beginning on January 31, 2014 (“Installment Dates”). Interest from and after August 1, 2013, shall be paid in arrears on the last day of each calendar quarter commencing on January 31, 2014. The interest rate shall be determined as follows:

(i)	9% per annum, calculated and compounded quarterly before November 1, 2014; and

(ii)	11% per annum, calculated and compounded quarterly after October 31, 2014;

(iii)
except, however, that, if, during the term of the Note, the Company raises Net Equity Capital (as defined in the Note) in an amount greater than CDN$5,000,000 and this Note is not repaid in full within 30 days from the date that the Company receives such Net Equity Capital, the interest rate otherwise provided in the Note shall be 15% per annum from the end of such 30-day period to the first anniversary thereof and 20% per annum thereafter to the date of payment in full.

The Note is convertible, only on each Installment Date, at the option of the Note holder, into shares of our common stock at a conversion price that is equal to the greater of the market price of our common stock on the day prior to the conversion, or $1.00. The shares issuable under the Note will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount, to its former owners, (the “2013 EBITDA Additional Earn-Out Amount”) by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company’s common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company’s common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

The obligations of Apex under the Purchase Agreement are guaranteed by the Company.

The 2013 EBITDA Basic Earn-Out Amount and 2013 EBITDA Additional Earn-Out Amount were recorded as additional purchase price consideration and the fair value was estimated by using a Monte Carlo simulation model to calculate the present value of the earn-out and determine the probability of reaching the earn-out milestones. The Company simulated the EBITDA in the earn-out periods by varying the following inputs:

•	Revenue – Earn-out period revenue was simulated based on management’s projected revenue and a standard deviation based on revenue variance shown throughout management’s 2012 - 2014 projections.
•
Cost of Goods Sold (“COGS”) Margin – Earn-out period COGS margin was simulated based on management’s projected margin and a standard deviation based on COGS margin variance shown throughout management’s 2012 - 2014 projections.

•
General and Administrative Expenses (“G&A”) – Earn-out period G&A expense was simulated based on management’s projected G&A expense and a standard deviation based on G&A expenses variance shown throughout management’s 2012 - 2014 projections.  Such G&A amounts are limited with respect to the calculation based on the terms of the agreement.

Once the EBITDA was simulated in the earn-out period, the Company then determined the amount of the 2013 EBITDA Basic Earn-Out and the 2013 EBITDA Additional Earn-Out that was achieved.

The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt. The fair value of the earn-out was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date). At December 31, 2012, the Company revised the analysis of earn-out consideration taking in to account actual results and projected results for the remainder of the earn-out period.  Based on that analysis, the Company has not adjusted the earn-out accrual totaling CDN$ 1,076,000 (US$1,079,000 at December 31, 2012).

As part of the Purchase Agreement, we are obligated to pay an additional bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as we are obligated to pay the bonus regardless of whether or not his employment is retained. The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date). At December 31, 2012, the Company revised the analysis of the bonus taking in to account actual results and projected results for the remainder of the bonus period. Based on that analysis, the Company has not adjusted the bonus accrual totaling CDN$160,000 (US$160,000 at December 31, 2012).

As part of the Purchase Agreement, from the Closing Date up until the expiry of the bonus period, the Company is obligated to escrow 25% of any Equity Capital raised in excess of $500,000.  The funds in the escrow are to be used to pay the 2013 EBITDA Basic Earn-Out and the 2013 EBITDA Additional Earn-Out and the additional bonus consideration.  In December 2012, the Company raised $7,042,000 as part of the Series D Purchase Agreement. The Apex Stock Purchase Agreement requires 25% of net offering proceeds, as defined, to be placed in an escrow account to satisfy the payment obligations of certain earn-out provisions. These funds have not been placed into escrow pending agreement between the Company and the sellers of Apex regarding the financial institution that will escrow the funds, the amount of funds that are to be placed in escrow and the escrow agreement itself.

The fair value at June 4, 2012, of the intangible assets acquired and the estimated useful lives over which they are being amortized are (in thousands):

	Fair Value	Estimated Useful life

Apex Ware Software	$2,483	3.5 years
Customer relationships	1,536	9 years
Trade name	432	7 years
Covenant not to compete	15	1 years

	$4,466

The fair value of proprietary software was derived under the cost approach based on the value of replacing the software with software with similar functionality.  Trade name fair value was determined using a relief from royalty method based on the expected future revenue streams.  The fair value of customer relationships was determined using the estimated future cash flows attributable to existing customers.  The fair value of the covenant not to compete was calculated as the present value of the income expected to be generated as a result of the covenanters not competing with the business.

Amortization of the APEXWare™ software is calculated as the greater of the proportional revenue approach or the straight-line approach. Amortization of customer relationships and trade names are calculated on the discounted cash flow methodology to more properly reflect the greater useful life of the assets in the early years and the covenant not to compete is amortized on a straight-line basis.

The transaction resulted in a purchase price residual at the Closing date of approximately $2,449,000 for goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint. Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the Apex business and the synergies created with the integration of key components of a commercial infrastructure. The total amount of the goodwill acquired is not deductible for tax purposes.

On June 4, 2012, Apex entered into a Credit Agreement (“RBC Credit Agreement”) with Royal Bank of Canada (“RBC”), pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000 (US$2,641,000 at the Closing date), including a revolving demand facility with an authorized limit of CDN$200,000 (US$192,000 at the Closing Date). In addition, Apex entered into a Loan Agreement (”BDC Loan Agreement”) with BDC Capital Inc. (“BDC”), a wholly-owned subsidiary of Business Development Bank of Canada, pursuant to which BDC made available to Apex a term credit facility (“BDC Credit Facility”) in the aggregate amount of CDN$1,700,000 (US$1,632,000 at the Closing Date). Further, the Company drew amounts under our line of credit with SVB to fund the remainder of the cash purchase price.  See Note 9 for further discussion of these agreements.

Pro Forma Financial Information (unaudited):

The following summarizes the Company’s unaudited consolidated results of operations for the years ended December 31, 2012 and 2011 as if the Apex and Illume Mobile acquisitions had occurred on January 1, 2011: (in thousands except per share data):

	December 31,
	2012	2011	2012	2011
	as reported		pro forma

Net sales	$71,501	$58,359	$73,703	$62,024
Net loss attributable to common shareholders	(4,820)	(5,654)	(6,887)	(8,441)

Net loss per share - basic and diluted	(0.61)	(0.94)	(0.87)	(1.21)

Included in the pro forma combined results of operations are the following adjustments for Apex: (i) amortization of intangible assets for the years ended December 31, 2012 and 2011 of $572,000 and $1,392,000, respectively, (ii) a net increase in interest expense for the years ended December 31, 2012 and 2011 of $291,000 and $708,000, respectively.

Included in the pro forma combined results of operations are the following adjustments for Illume Mobile: (i) amortization of intangible assets for the years ended December 31, 2012 and 2011 of $125,000 and $214,000, respectively. Net loss per share assumes the 325,000 shares issued in connection with the Apex acquisition and the 617,284 shares issued in connection with the Illume Mobile acquisition are outstanding for each period presented (see discussion at Note 4).

The historical financial information of Apex has been extracted for the periods required from the historical financial statements of Apex Systems Integrators, Inc. which were prepared in accordance with U.S. generally accepted accounting principles.  The historical financial information of Illume Mobile has been derived from using internally generated management reports for the periods required.

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated results of operations that would have been reported had the Apex and Illume Mobile acquisitions been completed as of the beginning of the period presented, nor should it be taken as indicative of the Company’s future consolidated results of operations.

The combined amounts of Apex and Illume Mobile’s revenue and net loss since the respective acquisition dates included in the Company’s consolidated statement of operations for the year ended December 31, 2012 were $1.5 million and $1.8 million, respectively.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at (in thousands):

	December 31,
	2012	2011

Computer equipment	$238	$145
Office furniture and fixtures	113	84
Leasehold improvements	43	44
Total property and equipment	394	273

Less accumulated depreciation and amortization	(215)	(174)

Property and equipment, net	$179	$99

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2012 and 2011, totaled $67,000, and $45,000, respectively.

GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

The following summarizes the transactions affecting goodwill through June 30, 2013 (in thousands):

Balance at December 31, 2012	$8,571

Effect of currency translation on Apex	(137)
Balance at June 30, 2013	$8,434

As of June 30, 2013 and December 31, 2012, the Company’s intangible assets and accumulated amortization consist of the following (in thousands):

	June 30, 2013			December 31, 2012
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net

Customer relationships	$3,288	$(1,307)	$1,981	$3,373	$(966)	$2,407
Contractor and resume databases	675	(338)	337	675	(270)	405
Tradename	870	(278)	592	893	(193)	700
Internal use software	2,840	(919)	1,921	2,978	(545)	2,433
Covenant not to compete	104	(55)	49	105	(27)	78

	$7,777	$(2,897)	$4,880	$8,024	$(2,001)	$6,023

The effect of foreign currency translation on the goodwill and intangible assets for the six months ended June 30, 2013 is approximately ($137,000)  and ($186,000).

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The Company allocates the cost of its acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess cost over the acquired fair value of the identified net assets acquired is recorded as goodwill.

Goodwill is tested annually during the fourth fiscal quarter and whenever events or circumstances indicate impairment may have occurred. If the carrying amount of goodwill exceeds its fair value, estimated based on discounted cash flow analyses, an impairment charge would be recorded. Based on the results of the annual impairment tests, no impairment of goodwill existed at December 31, 2012.

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

Balance as of January 1, 2011	$5,509
Adjustment to goodwill related to CMAC	29

Balance as of December 31, 2011	5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	$8,571

 As of December 31, 2012 and 2011, respectively, the Company’s intangible assets and accumulated amortization consist of the following (in thousands):

	December 31,
	2012				2011
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,373	$(966)	$2,407	7.6	$1,670	$(279)	$1,391	8.0
Contractor and resume databases	675	(270)	405	3.0	675	(135)	540	4.0
Tradename	893	(193)	700	5.3	310	(64)	246	4.0
Internal use software	2,978	(545)	2,433	3.1	74	(37)	37	1.0
Covenant not to compete	105	(27)	78	1.5	-	-	-	-

	$8,024	$(2,001)	$6,023	5.1	$2,729	$(515)	$2,214	6.5

Amortization expense for intangible assets was $1,486,000 and $515,000 for the years ended December 31, 2012 and 2011, respectively.  The effect of foreign currency translation on the intangible assets for the years ended December 31, 2012 and 2011 was $199,000 and $0, respectively. Amortization is calculated over the estimated useful lives of the assets on a straight line basis for covenant not to compete, internal use software and contractor and resume databases, and on an accelerated basis for customer relationships and trade name.

Based on the current amount of intangibles subject to amortization, estimated amortization expense in the next five years and thereafter, is as follows (in thousands):

Year	Amount

2013	$1,934
2014	1,663
2015	1,420
2016	333
2017	255
Thereafter	418

Total	$6,023

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2012	2011

Salaries and benefits	$1,937	$1,633
Interest payable	139	58
Professional fees	33	80
Vendor purchases	92	301
Sales tax payable	293	230
Customer deposits	139	75
Other fees and expenses	262	128

Total accrued expenses and other current liabilities	$2,895	$2,505

LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Line Of Credit Facility [Abstract]
LINES OF CREDIT
NOTE 6 – LINES OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”).  Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 7.  The SVB Loan Agreement is secured by substantially all the assets of the Company and matures in February 2015.  As of June 30, 2013, the outstanding balance on the line of credit is approximately $2.6 million and the interest rate is 7.0%.  The line of credit has a certain financial covenant and other non-financial covenants.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not incompliance with the Tangible Net Worth covenant as defined in the amended SVB Loan Agreement. On August 16, 2013, the Company and SVB signed an agreement (“Forbearance Agreement”) where SVB has agreed to temporarily forbear from exercising their rights and remedies under the facility until August 28, 2013 and has agreed to waive the existing covenant violations if a gross capital raise of $1.5 million is completed by such date.  The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28, 2013. Accordingly, the Company believes that at the time of this filing it is in compliance with the terms and provisions of its SVB lending agreements.  Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation).  The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit. Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

Availability under the line of credit was approximately $2.9 million as of June 30, 2013 and $2.6 million as of July 31, 2013.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement.  No letters of credit were outstanding as of June 30, 2013 or December 31, 2012.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 7), 4) a modification of the rate of interest of the line of credit to 3.75% above SVB’s prime rate and 5) other various terms and provisions.

The Company is party to a credit agreement, dated June 4, 2012 (the “RBC Credit Agreement”) with Royal Bank of Canada (“RBC”).  Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable.  Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand.  As of June 30, 2013, the outstanding balance on the line of credit was $142,000 and the interest rate is 4.5%.  The RBC Credit Agreement is secured by the assets of Apex.  The revolving demand facility has certain financial covenants and other non-financial covenants.  As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement.  At June 30, 2013, Apex was not in compliance with the Maximum Funded Debt to EBITDA ratio covenant as defined in the RBC Credit Agreement.  In March 2013 and May 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and June 30, 2013.  The covenants were reset by RBC on August 16, 2013.  The Company does not believe that it will be in compliance with the reset covenants at December 31, 2013.  See further discussion regarding this condition at Note 7.

For the six months ended June 30, 2013 and 2012, the Company’s interest expense for the lines of credit, including amortization of deferred financing costs, was approximately $171,000 and $141,000, respectively.

RBC and SVB are party to a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 7.

NOTE 8 – LINE OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”). Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 9. The SVB Loan Agreement is secured by substantially all the assets of the Company and was scheduled to mature in February 2013. As of December 31, 2012 and 2011, the outstanding balance on the line of credit is approximately $3.3 million and $4.0 million and the interest rate is 7.5%. The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness. As of December 31, 2012, the Company was in compliance with these covenants.

Availability under the line of credit was approximately $5.0 million as of December 31, 2012. As discussed in Note 9, on February 27, 2013 the Company obtained an additional term loan of $1.0 million, which reduces the maximum availability under the line of credit by 50% of the amount outstanding under the term loan. The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement. No letters of credit were outstanding as of December 31, 2012 or December 31, 2011.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank’s prime rate and 5) other various terms and provisions.

Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 (US$ 192,000 at the Closing Date) based upon eligible accounts receivable. Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand. As of December 31, 2012, the outstanding balance on the line of credit was $168,000 and the interest rate is 4.5%. The RBC Credit Agreement is secured by the assets of Apex. The revolving demand facility has certain financial covenants and other non-financial covenants. As of December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement. In March 2013, the Company received a waiver for non-compliance of this covenant through March 31, 2013 and has received communication that the bank will work with the Company to reset this specific covenant commencing with the quarter ending June 30, 2013, however there are no assurances that this will occur.

For the years ended December 31, 2012 and 2011, the Company’s interest expense, including fees paid to secure lines of credit, totaled approximately $375,000 and $357,000, respectively.

RBC and SVB entered into a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 9.

TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt, Unclassified [Abstract]
LONG TERM DEBT
NOTE 7 – TERM DEBT

Term debt as of June 30, 2013, consists of the following (in thousands):

	Balance December 31, 2012	Additions	Payments	Amortization of Note Discount	Effect of Currency Translation	Balance June 30, 2013
RBC term loan	$2,090	$-	$(407)	$-	$(100)	$1,583
Note discount	(38)	-		13	$2	(23)
BDC term loan	1,705	-	-	-	(90)	1,615
Note discount	(31)	-		4	2	(25)
SVB term loan	1,000	-	(500)	-	-	500
Note discount	(4)	-	-	4	-	-
SVB term loan-2	-	1,000	(111)	-	-	889
Note discount	-	(19)	-	3	-	(16)

Total debt	$4,722	$981	$(1,018)	$24	$(186)	$4,523

Less contractual current portion						(1,591)
Less long term debt classified as current						(2,382)
Debt, net of current portion						$550

RBC Term Loan -- On June 4, 2012, Apex entered into the RBC Credit Agreement with RBC pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000, including a term facility (“RBC Term Loan”) in the amount of CDN $2,500,000 (US$2,401,000 at the Closing Date). The RBC Term Loan accrues interest at Royal Bank Prime (“RBP”) plus 4% (7% at December 31, 2012). Principal and interest is payable over a three year period at a fixed principal amount of CDN $70,000 a month beginning in July 2012 and continuing through June 2015. Apex paid approximately $120,000 in financing costs, which has been recorded as deferred financing costs or note discount in the accompanying unaudited condensed consolidated balance sheet as of June 30, 2013, and is being amortized to interest expense over the term of the loan.

In addition, the RBC Term Loan calls for mandatory repayments based on 20% of Apex’s free cash flow as defined in the RBC Credit Agreement, before discretionary bonuses based on the annual year end audited financial statements of Apex, beginning with the fiscal year ended December 31, 2012, and payable within 30 days of the delivery of the annual audited financial statements, and continuing every six months through December 31, 2014. This amount is estimated to be $0 at June 30, 2013 and December 31, 2012.

The RBC Term Loan has certain financial covenants and other non-financial covenants. As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement.  At June 30, 2013, Apex was not in compliance with the Maximum Funded Debt to EBITDA ratio covenant as defined in the RBC Credit Agreement.  In March 2013, May 2013 and August 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and  June 30, 2013. The covenants were reset by RBC on August 16, 2013.  The Company does not believe that it will be in compliance with the reset covenants at December 31, 2013. The Company is currently further discussing adjusting the reset debt covenants with RBC.  Although the Company believes it is improbable RBC will exercise their rights up to, and including, acceleration of the outstanding debt, there can be no assurance that RBC will not exercise their rights pursuant to the provisions of the debt obligation.  Accordingly, the Company has classified the term debt obligation as current at June 30, 2013.

BDC Term Loan -- On June 4, 2012, Apex also entered into a loan agreement (the “BDC Loan Agreement”) with BDC Capital, Inc. (“BDC”), pursuant to which BDC made available to Apex a term credit facility (“BDC Term Loan”) in the aggregate amount of CDN $1,700,000 (USD $1,632,000 at the Closing Date). The BDC Term Loan accrues interest at the rate of 12% per annum, and matures on June 23, 2016, with an available one year extension for a fee of 2%, payable at the time of extension. In addition to the interest payable, consecutive quarterly payments of CDN$20,000 as additional interest are due beginning on June 23, 2012, and subject to compliance with bank covenants, Apex will make a mandatory annual principal payment in the form of a cash flow sweep which will be equal to 50% of the Excess Available Funds (as defined by the BDC Loan Agreement) before discretionary bonuses based on the annual year end audited financial statements of Apex. The maximum annual cash flow sweep in any year will be CDN$425,000. As of December 31, 2012 and at June 30, 2013, the Company estimates that the cash sweep will be approximately $0. Such payments will be applied to reduce the outstanding principal payment due on the maturity date. In the event that Apex’s annual audited financial statements are not received within 120 days of its fiscal year end, the full CDN$425,000 becomes due and payable on the next payment date. Apex paid approximately $70,000 in financing costs which has been recorded as deferred financing costs in the accompanying unaudited consolidated balance sheet as of June 30, 2013, and is being amortized to interest expense over the term of the loan.

The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:

(a)	if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or

(b)	if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,

In the event of (a) or (b) above, Apex will pay to BDC a bonus in an amount equal to 2% of the aggregate value of Apex and the Company determined as at the closing date of such transaction, which bonus shall become due and payable at the time of the closing of such transaction. Notwithstanding any prepayment of the BDC Term Loan, the bonus and Apex’s obligation to pay same to the BDC will remain in full force and effect until the maturity date or any amended or extended maturity date agreed by the BDC such that in the event of any sale, initial public offering or similar transaction, Apex’s obligation to pay the bonus amount to the BDC will survive such prepayment.

The BDC Loan Agreement contains certain financial and non-financial covenants.  As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the minimum working capital financial covenant.  In March 2013 and May 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and June 30, 2013.  The Company is currently discussing resetting debt covenants with BDC.  Although the Company believes it is improbable that BDC will exercise their rights pursuant to the provisions of the debt obligation up to, and including, acceleration of the outstanding debt, there can be no assurance that BDC will not exercise their rights. Accordingly, the Company has classified the debt obligation as current at June 30, 2013.

In the event either or both of the RBC Loan Agreement or the BDC Loan Agreement were deemed to be in default, RBC or BDC, as applicable, could, among other things (subject to the rights of SVB as the Company’s senior lender), terminate the facilities, demand immediate repayment of any outstanding amounts, and foreclose on our assets. Any such action would require us to curtail or cease operations, as the Company does not currently have alternative sources of financing.

SVB Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement ("Amended SVB Loan Agreement"), the Company borrowed $3.0 million (the “SVB Term Loan”) from Silicon Valley Bank (“SVB”). The SVB Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011. The SVB Term Loan is secured by substantially all of the assets of the Company except for the assets of Apex.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (“Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment.  On September 27, 2011, the agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011. The principal amount outstanding under the SVB Term Loan accrues interest at a fixed rate equal to 9% per annum. In addition, a final payment equal to 2% of the aggregate amount of the SVB Term Loan is due on the earlier of the maturity date or the date the SVB Term Loan is prepaid. This final payment of $60,000 has been recorded as a discount to the SVB Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not incompliance with the Tangible Net Worth covenant as defined in the Amended SVB Loan Agreement. On August 16, 2013, the Company and SVB signed an agreement (“Forbearance Agreement”) where SVB has agreed to temporarily forbear from exercising their rights and remedies under the facility until August 28, 2013 and has agreed to waive the existing covenant violations if a gross capital raise of $1.5 million is completed by such date. The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28.2013.  Accordingly, the Company believes that at the time of this filing it is in compliance with the terms and provisions of its SVB lending agreements.  See further discussion regarding this matter at Note 6.On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended.

On February 27, 2013, the Company entered into an amended the Loan and Security Agreement which provided an additional term loan of $1,000,000. The new term loan is due in 36 monthly installments of principal plus accrued interest beginning on April 1, 2013. The additional term loan accrues interest at 7.5% per annum.

For the six months ended June 30, 2013 and 2012, the Company’s interest expense on the term debt, including amortization of deferred financing costs, was approximately $301,000 and $144,000, respectively.

In the event either or both RBC Loan Agreement and/or the BDC Loan Agreement were deemed to be in default, then the Amended SVB Loan agreement would be in default, which could, among other things, terminate the facility and term loan, demand immediate repayment of any outstanding amounts, and foreclose on our assets. Any such action would require us to curtail or cease operations, as the Company does not currently have alternative sources of financing.

NOTE 9 – LONG TERM DEBT

Long term debt as of December 31, 2012 and 2011, consists of the following (in thousands):

				Amortization	Effect of
	Balance			of Note	Currency	Conversion	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	to Equity	December 31, 2012

RBC term loan	$-	$2,401	$(419)	$-	$108	$-	$2,090
note discount	-	(58)	-	20	-	-	(38)
BDC term loan	-	1,632	-	-	73	-	1,705
note discount	-	(34)	-	3	-	-	(31)
SVB term loan	2,000	-	(1,000)	-	-	-	1,000
note discount	(30)	-	-	26	-	-	(4)

Total debt	$1,970	$3,941	$(1,419)	$49	$181	$-	4,722

less current portion							(1,800)

Debt, net of current portion							$2,922

				Amortization
	Balance			of Note	Currency	Conversion	Balance
	January 1, 2011	Additions	Payments	Discount	Translation	to Equity	December 31, 2011

Senior subordinated secured note	$-	$4,000	$-	$-	$-	$(4,000)	$-

BDC term loan	-	-	-	-	-	-	-

SVB term loan	3,000	-	(1,000)	-	-	-	2,000
note discount	(60)	-	-	30	-	-	(30)

Total debt	$2,940	$4,000	$(1,000)	$30	$-	$(4,000)	1,970

less current portion							(1,000)

Debt, net of current portion							$970

The Company’s debt is recorded at par value adjusted for any unamortized discounts.  Discounts and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt using the effective interest rate method and is recorded in interest expense in the accompanying consolidated statements of operations.  Unamortized deferred financing costs of approximately $107,000 and $90,000 are included in other assets in the accompanying consolidated balance sheets as of December 31, 2012 and December 31, 2011, respectively.

As of December 31, 2012, maturities of long-term obligations for the next five fiscal years are as follows (in thousands):

Year	Amount

2013	$1,800
2014	815
2015	407
2016	1,700

Total	$4,722

RBC Term Loan -- On June 4, 2012, Apex entered into the RBC Credit Agreement with RBC described in Notes 4 and 8, pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000, including a term facility (“RBC Term Loan”) in the amount of CDN $2,500,000 (US$2,401,000 at the Closing Date). The RBC Term Loan accrues interest at RBP plus 4% (7% at December 31, 2012). Principal and interest is payable over a three year period at a fixed principal amount of CDN $70,000 a month beginning in July 2012 and continuing through June 2015. Apex paid approximately $120,000 in financing costs, which has been recorded as deferred financing costs or note discount in the accompanying consolidated balance sheet as of December 31, 2012, and is being amortized to interest expense over the term of the loan.

In addition, the RBC Term Loan calls for mandatory repayments based on 20% of Apex’s free cash flow as defined in the RBC Credit Agreement, before discretionary bonuses based on the annual year end audited financial statements of Apex, beginning with the fiscal year ended December 31, 2012, and payable within 30 days of the delivery of the annual audited financial statements, and continuing every six months through December 31, 2014. This amount is estimated to be $0 at December 31, 2012.

The RBC Term Loan has certain financial covenants and other non-financial covenants. As of December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the Term Loan.  In March 2013, the Company received a waiver for non-compliance of this covenant  through March 31, 2013 and has received communication that the bank will work with the Company to reset this specific covenant commencing with the quarter ending June 30, 2013, however there are no assurances that this will occur.

BDC Term Loan -- On June 4, 2012, Apex also entered into the BDC Loan Agreement as described in Note 4, pursuant to which BDC made available to Apex a term credit facility (“BDC Term Loan”) in the aggregate amount of CDN $1,700,000 (USD $1,632,000 at the Closing Date). The BDC Term Loan accrues interest at the rate of 12% per annum, and matures on June 23, 2016, with an available one year extension for a fee of 2%, payable at the time of extension. In addition to the interest payable, consecutive quarterly payments of CDN$20,000 as additional interest are due beginning on June 23, 2012, and subject to compliance with bank covenants, Apex will make a mandatory annual principal payment in the form of a cash flow sweep which will be equal to 50% of the Excess Available Funds (as defined by the BDC Loan Agreement) before discretionary bonuses based on the annual year end audited financial statements of Apex. The maximum annual cash flow sweep in any year will be CDN$425,000. As of December 31, 2012, the Company estimates that the cash sweep will be approximately $0. Such payments will be applied to reduce the outstanding principal payment due on the maturity date. In the event that Apex’s annual audited financial statements are not received within 120 days of its fiscal year end, the full CDN$425,000 becomes due and payable on the next payment date. Apex paid approximately $70,000 in financing costs which has been recorded as deferred financing costs in the accompanying consolidated balance sheet as of December 31, 2012, and is being amortized to interest expense over the term of the loan.

The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:

(a)	if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or

(b)	if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,

In the event of (a) or (b) above, Apex will pay to the BDC a bonus in an amount equal to 2% of the aggregate value of Apex and the Company determined as at the closing date of such transaction, which bonus shall become due and payable at the time of the closing of such transaction. Notwithstanding any prepayment of the BDC Term Loan, the bonus and Apex’s obligation to pay same to the BDC will remain in full force and effect until the maturity date or any amended or extended maturity date agreed by the BDC such that in the event of any sale, initial public offering or similar transaction, Apex’s obligation to pay the bonus amount to the BDC will survive such prepayment.

In connection with the BDC Loan Agreement, the RBC Credit Agreement, and the Purchase Agreement, on June 4, 2012, the Company entered into a consent and waiver agreement (“Consent and Waiver”) with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”), Sigma Capital Advisors (“Sigma Advisors”), and Donald W. Rowley (the Company’s former Chief Financial Officer) (Note 11). On October 3, 2012, the parties entered into an amended consent and waiver agreement (“Amended Consent and Waiver Agreement”).

The BDC Loan Agreement contains certain financial and non-financial covenants.  As of December 31, 2012, Apex was not in compliance with their financial covenants.  In March 2013, the Company received a waiver for non-compliance of their financial covenants through March 31, 2013 and has received communication that the bank will work with the Company to reset this specific covenant commencing with the quarter ending June 30, 2013, however there are no assurances that this will occur.

SVB Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement ("Amended SVB Loan Agreement"), the Company borrowed $3.0 million from Silicon Valley Bank (“SVB”). The SVB Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011. The SVB Term Loan is secured by substantially all of the assets of the Company except for the assets of Apex.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (“Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment. See below for amendment on September 27, 2011. The principal amount outstanding under the Term Loan accrues interest at a fixed rate equal to 9% per annum. In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid. This final payment of $60,000 has been recorded as a discount to the SVB Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness. As of December 31, 2012, the Company was in compliance with all of its covenants.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011. In addition, the maturity date was extended to the earlier of the maturity of the line of credit (see Note 8) or December 1, 2013, the original maturity of the SVB Term Loan and the principal is due in equal installments with no balloon payment.

On February 27, 2013, the Company amended the Loan and Security Agreement which provided an additional term loan of $1,000,000. The new term loan is due in 36 monthly installments of principal plus accrued interest beginning on April 1, 2013. The additional term loan accrues interest at 7.5% per annum.

For the years ended December 31, 2012 and 2011, the Company’s interest expense on the term debt, including amortization of deferred financing costs, was approximately $509,000 and $524,000, respectively.

Senior Subordinated Secured Note - On May 18, 2011, the Company entered into a Note Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company issued a $4,000,000 Senior Subordinated Secured Note (the “Note”).  Principal and interest at a rate of 12% was originally due and payable on August 31, 2011.  Pursuant to the Purchase Agreement, on June 15, 2011, the consummation date of the Merger, the maturity date of the Note was extended to May 31, 2012, and the interest rate was increased to 24% retroactive to the issuance date.  Total cash received under the Purchase Agreement was approximately $3,700,000, net of fees.  In conjunction with and as a condition of the Purchase Agreement, the Company and the Note holder entered into an advisory services agreement pursuant to which the Company paid $150,000 in cash on the effective date of the agreement and $80,000 in cash upon consummation of the Merger.  Upon the consummation of the Merger on June 15, 2011, the Company issued 25,000 common shares as settlement of the $80,000 cash payment.  The fair value of the common shares of $2.30 or $57,500 was recorded as equity, and the difference of $22,500 was included as a reduction in the loss on debt extinguishment as described below.

On June 30, 2011, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with the Note holder pursuant to which the Company issued 1,286,667 shares of its Series C Cumulative Convertible Preferred Stock (“Series C Preferred”) with a fair value of $3.73 per share, or $4,799,000, in exchange for the surrender and cancellation of the Note and payment of accrued interest of $117,000.  In connection with the Exchange Agreement, the Company also issued 505,000 shares of common stock on June 30, 2011, with a closing market price of $2.30 per share, or $1,161,000, for no additional consideration.  In addition, the Note holder received protective anti-dilution rights which entitles it to receive additional shares if at any time the Company is required, pursuant solely to the Merger Agreement as described Note 1, to issue additional shares of common stock to its shareholders as is necessary for the Note holder to maintain the same beneficial ownership percentage, on a fully diluted basis, as they had before any such additional shares were issued.  On September 30, 2011, pursuant to these protective anti-dilution rights, the Company issued 105,700 shares with a value of $243,000.  The shares were valued at $2.30 per share, the closing price of the Company’s common stock on June 30, 2011.  The expense related to the issuance of the shares was recorded as a loss on debt extinguishment in the accompanying consolidated statements of operations for the year ended December 31, 2011.

Pursuant to the Exchange Agreement, the Company had a contingent obligation to issue up to a maximum of 500,000 shares of its common stock to the Note holder.  The contingency was dependent upon the receipt by the Company of payments on the note receivable and other receivable acquired pursuant to the Merger with Comamtech.  The Exchange Agreement defines certain thresholds for the amounts of these payments, the receipt of which would lower the number of common shares to be contingently issued on an incremental basis.  Based upon the probability that the threshold amount expected to be received would result in no additional shares being issued, the fair value per share was estimated to be $0.

In conjunction with the Exchange Agreement, the Company also entered into an agreement between the Company, the Note holder, and the Company’s former Chief Financial Officer, (“CFO”).  Pursuant to this agreement, the Company issued 128,667 shares of Series C Preferred and 49,000 shares of common stock to the former CFO as settlement of $400,000 of accrued expenses and $12,000 of accrued interest owed to the former CFO.  In addition, the former CFO was issued shares of common stock in an amount equal to an aggregate of ten percent (10%) of any additional shares of common stock issued to the Note holder as described above.  The Company expensed $24,000 for the issuance of an additional 10,400 common shares to the former CFO.  The shares were valued at $2.30 per share, the closing price of the Company’s common stock on June 30, 2011.  The expense related to the issuance of the shares was recorded as a loss on debt extinguishment in the accompanying consolidated statements of operations for the year ended December 31, 2011.  In conjunction with Exchange Agreement the interest rate on the balance of the payable to the former CFO was reduced to 12% per annum until such time as the annual dividend rate on the Series C Preferred was increased,  as defined.  The Series C Preferred was redeemed by the Company in December 2012.

The Exchange Agreement was accounted for as a debt extinguishment as the exchange was effected by issuance of common and preferred stock that did not represent the exercise of a conversion right contained in the terms of the debt at issuance.  The Company determined that the loss on exchange of debt was substantial by comparing the carrying value of the debt extinguished to the fair value of the consideration tendered, and recorded $2,665,000 as a loss on debt extinguishment.

The loss was the result of the difference between the fair value of the consideration given and the carrying value of the senior subordinated secured note extinguished, as follows (in thousands):

Fair value of consideration tendered in extinguishment
Series C Preferred	$5,279
Common stock	1,332
Expense related to issuance of anti-dilution shares	267
Expenses related to senior subordinated secured note	396
7,274
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest	4,117
Related party accounts payable and accrued interest	412
Advisory services payable related to senior subordinated secured note	80
4,609

Total loss on extinguishment of debt	$2,665

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	December 31,
	2012	2011
Current income tax expense (benefit):
Federal	$-	$-
State	63	18
Foreign	68	-
	131	18
Deferred income tax expense (benefit):
Federal	16	(294)
State	6	12
Foreign	(278)	-
	(256)	(282)

Valuation allowance	-	364

Total income tax expense (benefit)	$(125)	$100

The Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2012	2011

Allowance for doubtful accounts	$98	$86
Inventory reserve and uniform capitalization	44	76
Accrued expenses and other liabilities	365	170
Unearned revenue	226	992
Valuation allowance	(685)	(1,324)
Deferred tax assets - current	48	-

Other assets	42	4
Property and equipment	5	7
Intangibles	405	178
Net operating loss carryforward	2,009	1,671
Valuation allowance	(2,459)	(1,860)
Deferred tax assets - long term	2	-

Total net deferred tax asset	$50	$-

Long term debt	(18)	-
Intangibles	(1,022)	-
Goodwill	(40)	(18)

Total net deferred tax liability	$(1,080)	$(18)

Total	$(1,030)	$(18)

A reconciliation of the United States statutory income tax rate to the effective income tax rate for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	December 31, 2012		December 31, 2011
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,357)	34.0	$(1,723)	34.0
State taxes	(130)	3.3	18	(0.4)
Permanent differences	752	(18.9)	1,426	(28.2)
Valuation allowance	147	(3.7)	364	(7.2)
True up items	288	(7.2)	-	-
Miscellaneous	22	(0.6)	15	(0.2)
Stock transaction	57	(1.4)	-	-
Foreign rate	96	(2.4)	-	-
Effective tax rate	$(125)	3.1	$100	(2.0)

The Company’s deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

The Company has net operating loss carryforwards available in certain jurisdictions to reduce future taxable income. Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. This determination is based on the expectation that related operations will be sufficiently profitable or various tax business and other planning strategies will enable the Company to utilize the net operating loss carryforwards. The Company’s evaluation of the realizability of deferred tax assets considers both positive and negative evidence. The weight given to potential effects of positive and negative evidence is based on the extent to which it can be objectively verified. For the years ended December 31, 2012 and 2011, the Company recorded a valuation allowance related to the US federal and state temporary items as it was determined it is more likely than not that the Company will not be able to fully use the assets to reduce future tax liabilities. For the years ended December 31, 2012 and 2011, the Company recorded no allowance related to foreign temporary items as it was determined it is more likely than not that the Company will be able to fully use the assets to reduce future tax liabilities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of December 31, 2011	$-
Additions based on tax positions related to the current year	170
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-

Balance as of December 31, 2012	$170

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. During the fiscal years December 31, 2012, the Company recognized approximately $170,000 in liabilities related to tax positions taken by Apex, a foreign subsidiary acquired in 2012.

As of December 31, 2012, the Company had federal and state net operating loss carryforwards of approximately $5.9 million and $5.2 million, respectively. These loss carryforwards will expire in varying amounts through 2032. Section 382 of the U.S. Internal Revenue Code, as amended, or (“the Code”), generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership. We have determined that we have experienced multiple ownership changes under Section 382 of the Code. As of December 31, 2012, we estimated that approximately $5.1 million of U.S. federal net operating losses and $4.7 million of state net operating losses may be utilized in the future based on limitations that we have calculated under Section 382 of the Code.

The Company continues to remain subject to examination by U.S. federal authority for the years 2009 through 2012 and for various state authorities for the years 2009 through 2012, with few exceptions.

The Company is subject to U.S. federal and Canadian income tax as well as income taxes in various state jurisdictions.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock.  As of June 30, 2013, the Company is authorized to issue 110,000,000 total shares of stock.  Of that amount, 100,000,000 shares are common stock, each having a par value of $0.001.  The remaining 10,000,000 shares are preferred stock, each having a par value of $0.001, of which 500,000 shares are designated as Series A Preferred Stock, of which 269,608 are issued and outstanding, 500,000 shares are designated as Series B Preferred Stock, of which 131,347 are issued and outstanding, 5,000,000 shares are designated as Series C Preferred Stock, of which 0 shares are issued and outstanding and, 4,000,000 shares are designated as Series D Preferred Stock, of which 704,200 shares are issued and outstanding.

(a) Cumulative Convertible Preferred Stock

A summary of preferred stock outstanding as of June 30, 2013 is as follows (in thousands, except share data):

Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $324	$1,299
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $78	458
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding, liquidation preference of $7,042
(net of $1,374 in issuance costs) plus imputed dividends of $103	5,771

Total convertible preferred stock	$7,528

Series A Preferred Stock and Series B Preferred Stock

The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value. The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share. Dividends shall be cumulative and shall accrue on each share of the outstanding preferred stock from the date of its issue.

The holders of the Series A and Series B Preferred Stock have no voting rights except on matters affecting their rights or preferences. Subject to the rights of the Series D Preferred Stock, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock. The Series A Preferred Stock has preference over the Series B Preferred Stock in liquidation.

Each share of Series A Preferred Stock is convertible, at the option of the holder, at a conversion price of $4.00 per share. Each share of Series B Preferred Stock is convertible, at the option of the holder, at a conversion price of $3.20 per share.

Series C Preferred Stock

On December 20, 2012, all issued and outstanding shares of Series C Preferred Stock were redeemed using the proceeds generated from the sale of the Series D Preferred Stock.

Series D Preferred Stock

The Series D Preferred Stock has a Stated Value of $10.00 per share, votes on an as-converted basis with the common stock, and is convertible, at the option of the holder, into such number of shares of our common stock equal to the number of shares of Series D Preferred Stock to be converted, multiplied by the Stated Value, divided by the Conversion Price in effect at the time of the conversion. The initial Conversion Price is $1.00, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions. The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at the Company’s option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company’s common stock for the five prior consecutive trading days.  On July 16, 2013, the Company paid a cash dividend of $140,454 on the Series D preferred Stock for the period from April 1, 2013 to June 30, 2013.

Upon any liquidation, dissolution or winding-up of our Company, holders of Series D Preferred Stock will be entitled to receive, for each share of Series D Preferred Stock, an amount equal to the Stated Value of $10.00 per share plus any accrued but unpaid dividends thereon before any distribution or payment may be made to the holders of any common stock, Series A Preferred Stock, Series B Preferred Stock, or subsequently issued preferred stock.

In addition, commencing on the trading day on which the closing price of the common stock is greater than $2.00 for thirty consecutive trading days with a minimum average daily trading volume of at least 5,000 shares for such period, and at any time thereafter, the Company may, in its sole discretion, effect the conversion of all of the outstanding shares of Series D Preferred Stock to common stock (subject to the condition that, all of the shares issuable upon such conversion may be re-sold without limitation under an effective registration statement or pursuant to Rule 144 under the Securities Act).

The Series D Preferred Stock also contains registration rights which compel the Company to file a registration statement with the SEC within 60 days of the final closing date (December 31, 2012), and requires the registration statement to become effective within 90 days thereafter.  The initial registration statement was filed on February 12, 2013.  If the registration statement is not declared effective by May 12, 2013, a partial liquidated damage equal to 0.1% of the purchase price paid by each investor shall be payable on each monthly anniversary until the registration statement becomes effective.  In no event shall the partial liquidated damage exceed 0.6% of the purchase price paid by each investor. As of June 30, 2013, the Company accrued partial liquidated damages of $11,000; total liquidated damages were $18,000.  On July 30, 2013, the registration statement was declared effective by the U.S. Securities and Exchange Commission.

Pursuant to the Series D Certificate of Designation, commencing two years from the termination or expiration of the offering of the Series D Preferred Stock (which termination occurred on December 31, 2012), and at any time thereafter, the Company in its sole discretion may redeem all of the outstanding shares of Series D Preferred Stock at a purchase price of $10.00 per share plus any accrued but unpaid dividends.

(b) Common Stock

For the six months ended June 30, 2013

On April 26, 2013, the Company issued 70,207 shares of its common stock to 3 employees as part of a specified portion of their regular annual cash bonus.

For the year ended December 31, 2012

On June 4, 2012, the Company issued 325,000 shares of its common stock as consideration for acquisition related expenses in conjunction with the Apex transaction. The shares were valued at $341,000 and were recorded as part of selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss as of December 31, 2012. (Note 4)

On July 31, 2012, pursuant to the Asset Purchase Agreement with MacroSolve, the Company issued 617,284 shares of its common stock to purchase the business of Illume Mobile, a division of MacroSolve. The shares were valued at $698,000 and were recorded as part of the purchase price. (Note 4)

On November 15, 2012, the Company entered into an agreement (the “Sigma Agreement”) with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”) and Sigma Capital Advisors, LLC (“Sigma Advisors”).  Pursuant to the Sigma Agreement, the Company issued to the holders of the Series C Preferred Stock an aggregate of 175,364 shares of common stock as an anti-dilution adjustment.

(c) Warrants

The following table summarizes information about the Company’s outstanding common stock warrants as of June 30, 2013:

					Total			Weighted
					Warrants	Total		Average
	Date		Strike		Outstanding	Exercise		Exercise
	Issued	Expiration	Price		and Exercisable	Price	Price

Senior Subordinated Notes	Dec-09	Dec-14		$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14		4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17		1.10	704,200	774,620

					980,720	$1,874,620		$ 1.91

NOTE 11 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock.  As of December 31, 2012, the Company is authorized to issue 110,000,000 total shares of stock.  Of that amount, 100,000,000 shares are common stock, each having a par value of $0.001.  The remaining 10,000,000 shares are preferred stock, each having a par value of $0.001, of which 500,000 shares are designated as Series A Preferred Stock, of which 269,608 are issued and outstanding, 500,000 shares are designated as Series B Preferred Stock, of which 131,347 are issued and outstanding, 5,000,000 shares are designated as Series C Preferred Stock, of which 0 shares are issued and outstanding and, 4,000,000 shares are designated as Series D Preferred Stock, of which 704,200 shares are issued and outstanding.

(a) Cumulative Convertible Preferred Stock

A summary of preferred stock outstanding as of December 31, 2012 is as follows (in thousands, except share data):

Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $285	$1,260
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $62	442
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding, liquidation preference of $7,042
(net of $1,374 in issuance costs) plus cumulative dividends of $14	5,668

Total convertible preferred stock	$7,370

Series A Preferred Stock and Series B Preferred Stock

The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value. The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share. Dividends shall be cumulative and shall accrue on each share of the outstanding preferred stock from the date of its issue.

The holders of the Series A and Series B Preferred Stock have no voting rights except on matters affecting their rights or preferences. Subject to the rights of the Series D Preferred Stock, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock. The Series A Preferred Stock has preference over the Series B Preferred Stock in liquidation.

Each share of Series A Preferred Stock is convertible, at the option of the holder, at a conversion price of $4.00 per share. Each share of Series B Preferred Stock is convertible, at the option of the holder, at a conversion price of $3.20 per share.

Series C Preferred Stock

On December 20, 2012, all issued and outstanding shares of Series C Preferred Stock were redeemed using the proceeds generated from the sale of the Series D Preferred Stock.

Series D Preferred Stock

In connection with the Series D Closing, on December 20, 2012, we filed a Certificate of Designation of Series D Preferred Shares (the “Series D Certificate of Designation”) with the Secretary of State of Delaware. Pursuant to the Series D Certificate of Designation, we designated 4,000,000 shares of our preferred stock as Series D Preferred Stock. The Series D Preferred Stock has a Stated Value of $10.00 per share, votes on an as-converted basis with the common stock, and is convertible, at the option of the holder, into such number of shares of our common stock equal to the number of shares of Series D Preferred Stock to be converted, multiplied by the Stated Value, divided by the Conversion Price in effect at the time of the conversion. The initial Conversion Price is $1.00, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions. The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company’s common stock for the five prior consecutive trading days.

Upon any liquidation, dissolution or winding-up of our Company, holders of Series D Preferred Stock will be entitled to receive, for each share of Series D Preferred Stock, an amount equal to the Stated Value of $10.00 per share plus any accrued but unpaid dividends thereon before any distribution or payment may be made to the holders of any common stock, Series A Preferred Stock, Series B Preferred Stock, or subsequently issued preferred stock.

In addition, commencing on the trading day on which the closing price of the common stock is greater than $2.00 for thirty consecutive trading days with a minimum average daily trading volume of at least 5,000 shares for such period, and at any time thereafter, the Company may, in its sole discretion, effect the conversion of all of the outstanding shares of Series D Preferred Stock to common stock (subject to the condition that, all of the shares issuable upon such conversion may be re-sold without limitation under an effective registration statement or pursuant to Rule 144 under the Securities Act).

The Series D Preferred Stock also contains registration rights which compel the Company to file a registration statement with the SEC within 60 days of the final closing date (December 31, 2012), and requires the registration statement to become effective within 90 days thereafter. The initial registration statement was filed on February 12, 2013. If the registration statement is not declared effective by May 12, 2013, a partial liquidated damage equal to 0.1% of the purchase price paid by each investor shall be payable on each monthly anniversary until the registration statement becomes effective.  In no event shall the partial liquidated damage exceed 0.6% of the purchase price paid by each investor.

Pursuant to the Series D Certificate of Designation, commencing two years from the termination or expiration of the offering of the Series D Preferred Stock (which termination occured on December 31, 2012), and at any time thereafter, the Company in its sole discretion may redeem all of the outstanding shares of Series D Preferred Stock at a purchase price of $10.00 per share plus any accrued but unpaid dividends.

Issuance Activity

In December 2012, the Company issued 704,200 shares of Series D Preferred for cash consideration totaling $7,042,000.  In conjunction with the issuance, the Company incurred issuance costs totaling $1,374,000, consisting of placement fees of $879,000, legal and other expenses of $141,000, and 704,200 warrants to purchase shares of common stock with an exercise price of $1.10 per share provided to the placement agent with an estimated fair value of $354,000 determined using the Black Scholes option valuation pricing model.  The fair value calculation was prepared using the following assumptions: Stock price: $0.80; expected term: 2.5 years; risk free rate of interest of 0.125%; volatility of 126%; and dividend yield of $0.

On June 30, 2011, in conjunction with the Exchange Agreement described in Note 9, the Company issued 1,286,667 shares of Series C Preferred in exchange for the surrender and cancellation of a Senior Subordinated Secured Note in the amount of $4,000,000 and related accrued interest of $117,000.  In addition, the Company issued 128,667 shares of Series C Preferred as payment of $400,000 of accounts payable plus related accrued interest of $12,000 to its former CFO.

(b) Common Stock

For the year ended December 31, 2012

On June 4, 2012, the Company issued 325,000 shares of its common stock as consideration for acquisition related expenses in conjunction with the Apex transaction. The shares were valued at $341,000 and were recorded as part of selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss as of December 31, 2012. (Note 4)

On July 31, 2012, pursuant to the Asset Purchase Agreement with MacroSolve, the Company issued 617,284 shares of its common stock to purchase the business of Illume Mobile, a division of MacroSolve. The shares were valued at $698,000 and were recorded as part of the purchase price. (Note 4)

On November 15, 2012, the Company entered into an agreement (the “Sigma Agreement”) with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”) and Sigma Capital Advisors, LLC (“Sigma Advisors”).  Pursuant to the Sigma Agreement, the Company issued to the holders of the Series C Preferred Stock an aggregate of 175,364 shares of common stock as an antidilution adjustment.

For the year ended December 31, 2011

On June 15, 2011, pursuant to the Merger Agreement, 2,186,869 shares of common stock were deemed issued to the Comamtech shareholders in exchange for the net assets acquired.

On June 15, 2011, pursuant to a services agreement, the Company issued 39,063 common shares with a value of $100,000 to a vendor.  The shares were recorded as a prepaid expense which is being amortized over the twelve month service period of the contract.

On June 30, 2011, pursuant to the Exchange Agreement described in Note 9, the Company issued 505,000 and 49,000 shares to the Note holder and the former CFO, respectively.  The shares were valued at $1,162,000 and $113,000, respectively, and are included in the loss on debt extinguishment in the accompanying consolidated statement of operations for the year ended December 31, 2011.

On September 30, 2011, the Company issued 116,100 shares of common stock with a value of $267,000 in connection with the Exchange Agreement as described in Note 9.  In addition, on September 30, 2011, the Company issued 26,906 shares of common stock with a value of $58,000 to Robert Chaiken, a Director of the Company, in exchange for services rendered in connection with the negotiation of the Transfer Agreement with Empresario.

In conjunction with and as a condition of the Purchase Agreement described in Note 9, the Company issued 25,000 common shares as settlement of the $80,000 to be paid in cash as an advisory fee.  The shares were valued at $2.30 per share, or $58,000, and the difference of $23,000 was recorded as an offset to the loss on debt extinguishment in the accompanying consolidated statement of operations for the year ended December 31, 2011.

In conjunction with the Merger, as discussed in Note 1 the Company issued 153,883 shares of common stock valued at $354,000 as a finders’ fee.  On November 8, 2011, the Company and the finder entered into agreement pursuant to which the finder returned all of the aforementioned shares of the Company’s stock in exchange for $250,000 in cash.  The value of the shares on the date of the agreement was $1.33 and as such, $205,000, has been recorded as treasury stock for accounting purposes.  The remaining $45,000 has been reflected as a charge in selling, general and administrative expense in the accompanying statement of operations for the year ended December 31, 2011.

(c) Warrants

The following table summarizes information about the Company’s outstanding common stock warrants as of December 31, 2012:

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	Dec-09	Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17	1.10	704,200	774,620

				980,720	$1,874,620	$1.91

ESOP PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Esop Plan [Abstract]
ESOP PLAN
NOTE 9 – ESOP PLAN

The Company has an Employee Stock Ownership Plan (the “ESOP”) which covers all non-union employees.  The Company’s contribution expense for the six months ended June 30, 2013, was $89,000 representing approximately $69,000 for the ESOP principal payment and $20,000 for the ESOP interest.  ESOP shares are allocated to individual employee accounts as the loan obligation of the ESOP to the Company is reduced.  These amounts were previously calculated on an annual basis by an outside, independent financial advisor.   Compensation costs relating to shares released are based on the fair value of shares at the time they are committed to be released.  The unreleased shares are not considered outstanding in the computation of earnings per common share.  ESOP compensation expense consisting of both cash contributions and shares committed to be released for the six months ended June 30, 2013 was approximately $58,000.  The fair value of the shares was $1.04 per share, based on the average of the daily market closing share price.

NOTE 12 - ESOP PLAN

In December 2003, the Company formed an Employee Stock Ownership Plan (the “ESOP”) and loaned the ESOP $1,950,000 (the “ESOP Note”) that the ESOP Trust (“Trust”) used to acquire 1,128,558 shares of the of the Company’s stock from its former stockholder for $1,300,000 and 564,195 shares from the Company for $650,000. The ESOP Note bears interest at a rate of 5.25% with annual principal and interest payments and has a 15-year term. The amount owed to the Company under the Note as of December 31, 2012 and 2011, was $767,000 and $899,000, respectively. The ESOP Note is reflected in the accompanying consolidated balance sheet as unearned ESOP shares in stockholders’ equity.

The ESOP covers all non-union employees. Employees are eligible to participate in the Plan after three months of service. Plan participants start vesting after two years of participation and are fully vested after six years of participation. ESOP contributions are determined annually by the Board of Directors, and are a minimum $130,000 per year, to repay the ESOP Note held by the Company. The Company’s contribution expense for the year ended December 31, 2012, was $178,000 representing $131,000 for the ESOP principal payment and $47,000 for the ESOP interest. The Company’s contribution expense for the year ended December 31, 2011 was $178,000 representing $125,000 for the ESOP principal payment and $54,000 for the ESOP interest. The ESOP Note is secured by the unallocated Company stock held by the Trust.

ESOP shares are allocated to individual employee accounts as the loan obligation of the ESOP to the Company is reduced. As of December 31, 2012, the ESOP held 553,420 shares of unallocated Company stock and 1,128,303 shares of allocated Company stock. As of December 31, 2011, the ESOP held 664,104 shares of unallocated Company stock and 1,028,615 shares of allocated Company stock. Compensation costs relating to shares released are based on the fair value of shares at the time they are committed to be released. The unreleased shares are not considered outstanding in the computation of earnings per common share. Dividends received on ESOP shares are allocated based on shares held for the benefit of each participant and used to purchase additional shares of stock for each participant. The Company has not received any dividends since the inception of the plan. ESOP compensation expense consisting of both cash contributions and shares committed to be released for 2012 and 2011 was approximately $173,000 and $236,000, respectively. For 2012 and 2011, the fair value of the shares was $1.15 and $2.20 per share, based on the average of the daily market closing share price.

ESOP distributions will be made in shares of Company stock, cash or a combination of Company stock and cash at the discretion of the Company. In 2012, 11,030 shares were distributed to a former employee.

ESOP shares as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Allocated shares	1,017,619	917,965
Shares committed for allocation	110,684	110,684
Unallocated shares	553,420	664,104
Total ESOP shares	1,681,723	1,692,753

The fair value of the unallocated shares at December 31, 2012 and 2011 was approximately $443,000 and $498, 000, based on the closing share price of the Company’s common stock of $0.80 and $0.75, respectively.

STOCK OPTION PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTION PLAN
NOTE 10 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”).  The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule.  The term of stock options granted under the Plans cannot exceed ten years.  Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years.  If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of June 30, 2013, and information with respect to the changes in options outstanding is as follows:

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

December 31, 2012	455,495	544,505	$1.82	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
June 30, 2013	455,495	544,505	$1.82	$-

Exercisable options at June 30, 2013		446,374	$1.75	$-

The following table summarizes information about stock options outstanding as of June 30, 2013:

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	365,620	1.83	$1.65	355,461	1.79	$1.64
$2.06 - 4.34	178,885	7.85	2.16	90,913	7.79	2.16

Total	544,505	3.81	$1.82	446,374	3.01	$1.75

No awards were exercised during the six months ended June 30, 2013 and 2012, respectively.  The total fair value of awards vested for the six months ended June 30, 2013 and 2012 was $40,492.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period.  There were no stock option grants during the six months ended June 30, 2013 and 2012.

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage.  The expected term of the awards represents the period of time that the awards are expected to be outstanding.  Management considered expectations for the future to estimate employee exercise and post-vest termination behavior.  The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero.  The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

Employee stock-based compensation costs for the six months ended June 30, 2013 and 2012, was $21,000 and $39,000, respectively, and is included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of operations.  As of June 30, 2013, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $120,000 which is expected to be recognized over a weighted-average vesting period of 2.94 years.

NOTE 13 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”). The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plans cannot exceed ten years. Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years. If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of December 31, 2012, and information with respect to the changes in options outstanding is as follows:

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.01
Granted	-	-	-
Exercised	-	-	-
Forfeited	157,458	(157,458)	2.70
December 31, 2012	455,495	544,505	$1.82	$-

Exercisable options at December 31, 2012		415,921	$1.72	$-

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	365,620	2.33	$1.65	355,461	2.28	$1.50
$2.06 - 4.34	178,885	8.35	2.16	60,460	8.26	1.37

Total	544,505	4.31	$1.82	415,921	3.15	$1.72

No awards were exercised during the years ended December 31, 2012 and 2011, respectively. The total fair value of awards vested for the years ended December 31, 2012 and 2011 was $76,000 and $33,000, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. The fair value of options granted to employees during the year ended December 31, 2011, was $287,000 (no options were granted during the year ended December 31, 2012). The fair values were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected term	3.84 years
Expected volatility	77.49%
Dividend yield	0%
Risk-free interest rate	1.55%

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage. The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered expectations for the future to estimate employee exercise and post-vest termination behavior. The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero. The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

Employee stock-based compensation costs for the years ended December 31, 2012 and 2011, was $57,000 and $71,000, respectively, and is included in selling, general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2012, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $140,000 which is expected to be recognized over a weighted-average vesting period of 3.42 years.

The weighted-average fair value on the grant date of options granted to employees during the year ended December 31, 2011 was $2.17. The Company did not grant any stock options during 2012.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its facilities and certain equipment under various operating leases which expire at various dates through fiscal 2018 and require us to pay a portion of the related operating expenses such as maintenance, property taxes, and insurance. There have been no material changes to our lease arrangements during the six months ended June 30, 2013.  Please refer to Note 14 to the audited consolidated financial statements for the year ended December 31, 2012, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 28, 2013.

Rent expense for the six months ended June 30, 2013 and 2012, was $348,000 and $194,000, respectively.

Apex Earn Out Obligations - If EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 (“2013 EBITDA”), is equal to or less than CDN$2,000,000, Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less CDN$5,000,000 (“2013 EBITDA Basic Earn-Out Amount”), up to a maximum of CDN$3,000,000. An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the “Note”) (see Note 4).

Under the terms of the Note, Apex will pay the principal sum due on the Note in eight quarterly payments beginning on January 31, 2014 (“Installment Dates”). Interest from and after August 1, 2013, shall be paid in arrears on the last day of each calendar quarter commencing on January 31, 2014. The interest rate shall be determined as follows:

(i)	9% per annum, calculated and compounded quarterly before November 1, 2014; and

(ii)	11% per annum, calculated and compounded quarterly after October 31, 2014;

(iii)
except, however, that, if, during the term of the Note, the Company raises Net Equity Capital (as defined in the Note) in an amount greater than CDN$5,000,000 and this Note is not repaid in full within 30 days from the date that the Company receives such Net Equity Capital, the interest rate otherwise provided in the Note shall be 15% per annum from the end of such 30-day period to the first anniversary thereof and 20% per annum thereafter to the date of payment in full.

The Note is convertible, only on each Installment Date, at the option of the Note holder, into shares of our common stock at a conversion price that is equal to the greater of the market price of our common stock on the day prior to the conversion, or $1.00. The shares issuable under the Note will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

If the 2013 EBITDA is greater than CDN$2,000,000, Apex shall pay an amount, to its former owners, (the “2013 EBITDA Additional Earn-Out Amount”) by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000, up to a maximum of CDN$500,000. The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company’s common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company’s common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

The Company also entered into an employment agreement with Donald Dalicandro, the Chief Executive Officer of Apex, as a result of the Apex acquisition. Under the employment agreement, the Company further agreed Mr. Dalicandro would be appointed to the Company’s board of directors effective June 4, 2012, and would not be removed from the Company’s board of directors during the Earn-Out Period (as defined in the employment agreement) and the Bonus Period (as defined in the employment agreement) except by death, bankruptcy, incapacity or voluntary resignation. The agreement calls for annual bonus upon achieving certain results of operation at Apex for the 12 months ending July 31, 2013, 2014, and 2015.  Such bonuses are considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not his employment is retained (see Note 4).

Apex Escrow Obligation - As part of the Apex Purchase Agreement, from the Closing Date up until the expiry of the bonus period, the Company is obligated to escrow 25% of any Equity Capital raised in excess of $500,000.  The funds in the escrow are to be used to pay the 2013 EBITDA Basic Earn-Out and the 2013 EBITDA Additional Earn-Out and the additional bonus consideration.  In December 2012, the Company raised $7,042,000 as part of the Series D Purchase Agreement.   These funds have not been placed into escrow pending agreement between the Company and the sellers of Apex regarding the financial institution that will escrow the funds, the amount of funds that are to be placed in escrow and the terms of the escrow agreement itself.

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations.  These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business.  The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies.  An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated.  The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers.  The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances.  No material indemnification liabilities were accrued at June 30, 2013.

The Company is party to employment agreements with certain of its key executive officers as of June 30, 2013.  The agreements do not provide for any material, out of ordinary course of business provisions or benefits.

Included in the key executive officer agreements is an employment agreement with its Chief Operating Officer.  Pursuant to the agreement, the officer is entitled to an annual bonus calculated pursuant to terms set forth in the agreement. The agreement also contains a severance provision providing up to twelve months of salary in certain situations.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its facilities and certain equipment under various operating leases which expire at various dates through fiscal 2018 and require us to pay a portion of the related operating expenses such as maintenance, property taxes, and insurance. Certain facilities contain renewal options for varying periods. In most cases, management expects that in the normal course of business, leases will be renewed or replaced by other leases. Certain facilities leases have free or escalating rent payment provisions. Rent expense under such leases is recognized on a straight-line basis over the lease term.

The corporate headquarters and sales operations, including sales administration, software development, depot operation and the financial management were located in Foothill Ranch, California where the Company leased 7,500 square feet of office space which expired in July 2012. In May 2012, the Company entered into a new office lease agreement for 10,325 square feet beginning in July 2012, the lease expires in July 2017. The property is located in Irvine, California. The current monthly rental expense is approximately $12,000.

In addition, the Company has a lease for 4,100 square feet in Shelton, Connecticut for its East coast sales and operations which expires in April 2015. The current monthly rental expense is approximately $6,100. In September 2012, the Company notified the landlord of its early termination of the lease as of April 2013. The Company also leases 6,800 square feet in Edison, New Jersey under a lease which expires in December 2014. The current monthly rental expense is approximately $4,200. The Company has a sales and administrative office located in Alpharetta, Georgia where it leases 5,100 square feet for general office purposes under a lease which expires in April 2015. In addition, the Company has a lease for 4,800 square feet in Alpharetta, Georgia for its technology lab center which expired in April 2012. During April, the lease was extended for an additional 3 years until April 2015, under the same terms and conditions. The current monthly rental expense for the sales and administrative office and the technology lab is approximately $12,000.

Effective upon the Closing Date of the purchase of Apex in June 2012, the Company assumed Apex’s lease of 7,800 square feet in Burlington, Ontario, Canada, which expires in March 2016. The current monthly rental expense is approximately CDN$10,000 per month.

Effective upon the Illume Mobile Closing Date, the Company assumed the Illume Mobile lease of 10,000 square feet in Tulsa, Oklahoma which expires in September 2013, with the same terms and conditions as the underlying lease. The current monthly rental expense is approximately $12,000.

The Company believes that our properties are in good condition, adequately maintained and suitable for the conduct of our business. Certain of our lease agreements provide options to extend the lease for additional specified periods.

Rent expense for the years ended December 31, 2012 and 2011, was $549,000 and $378,000, respectively.

The aggregate remaining future minimum payments under these leases expiring after December 31, 2012, are as follows (in thousands):

Years ending December 31:	Amount

2013	$618
2014	506
2015	439
2016	322
2017	222
Thereafter	76

$2,183

Escrow Obligation - As part of the Apex Purchase Agreement, from the Closing Date up until the expiry of the bonus period, the Company is obligated to escrow 25% of any Equity Capital raised in excess of $500,000. The funds in the escrow are to be used to pay the 2013 EBITDA Basic Earn-Out and the 2013 EBITDA Additional Earn-Out and the additional bonus consideration. In December 2012, the Company raised $7,042,000 as part of the Series D Purchase Agreement. These funds have not been placed into escrow pending agreement between the Company and the sellers of Apex regarding the financial institution that will escrow the funds, the amount of funds that are to be placed in escrow and the escrow agreement itself.

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations. These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business. The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers. The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances. No material indemnification liabilities were accrued at December 31, 2012.

The Company has employment agreements with three of our key executive officers as of December 31, 2012. The agreements do not provide for any material, out of ordinary course of business provisions or benefits.

The Company also has an employment agreement with its Chief Operating Officer. Pursuant to the Agreement, the officer is entitled to an annual bonus calculated pursuant to terms set forth in the Agreement. The agreement also contains a severance provision providing up to twelve months of salary in certain situations.

The Company also has an employment agreement with Donald Dalicandro, the Chief Executive Officer of Apex, as a result of the Apex acquisition. Under the employment agreement, the Company further agreed Mr. Dalicandro would be appointed to the Company’s board of directors effective June 4, 2012, and would not be removed from the Company’s board of directors during the Earn-Out Period (as defined in the employment agreement) and the Bonus Period (as defined in the employment agreement) except by except by death, bankruptcy, incapacity or voluntary resignation. The agreement calls for annual bonus upon achieving certain results of operation at Apex for the 12 months ending July 31, 2013, 2014, and 2015. See further discussion at Note 4.

As part of the Apex Purchase Agreement, the Company is obligated to pay an additional bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as we are obligated to pay the bonus regardless of whether or not his employment is retained (see discussion at Note 4).

PROFIT SHARING PLAN	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
PROFIT SHARING PLAN
NOTE 15 - PROFIT SHARING PLAN

The Company maintains a 401(k) Profit Sharing Plan (“401k Plan”).  Employees who are 21 years of age and have performed 90 days of service are eligible to participate.  Each year, employees can make salary contributions of up to 25% of their salary.  The Company matches 100% of employee contributions up to 3% of eligible employee compensation and 50% of employee contributions of 3% to 5% for a total of 4% of employee compensation.  Employer contributions to the 401k Plan were $263,000 and $259,000, for the years ended December 31, 2012 and 2011, respectively.

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP. iTEK was affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and former Chief Financial Officer (“former CFO”). Purchases from TEK are on similar terms that Company would have received from an unrelated third-party.

Effective upon the resignation of the Company’s former CFO during July 2012, and the concurrent discontinuance of the CEO’s iTEK Board representation, the parties have no further overlapping management and therefore are no longer considered related parties effective August 2012.

The Company had accounts payable to its former CFO, of $0 and $855,000 at December 31, 2012 and 2011, respectively, including accrued interest. The outstanding accounts payable balance accrues interest at 12% per annum until June 4, 2012, at which time the interest rate increased to 25% pursuant to the Consent and Waiver described in Note 9. The Company incurred interest expense to related parties totaling approximately $114,000 and $275,000, for the years ended December 31, 2012 and 2011, respectively.

The Company has a related party receivable of $201,908 from the seller of Apex in connection with the Working Capital requirement as defined in the Purchase Agreement and described in Note 4.

Apex, a wholly owned subsidiary of the Company, leases premises from an entity controlled by a shareholder. Rent expense included in the consolidated financial statements was $84,000, for the year ended December 31, 2012.

Separation Agreement - On July 23, 2012, the Company and Donald W. Rowley (“DWR”) entered into a Separation Agreement and General Release (“Separation Agreement”). Pursuant to the Separation Agreement, DWR resigned as the Company’s Chief Financial Officer and Director as of July 23, 2012, and as an employee of the Company on July 23, 2012. Pursuant to the Separation Agreement, the Company agreed to pay DWR a total of $205,000 in equal installments in accordance with the Company’s payroll cycle beginning on August 1, 2012 through December 31, 2012. This amount was fully paid by December 31, 2012. The Separation Agreement also contains a general release from DWR.

Under the Separation Agreement, the Company also acknowledged that it owes DWR the amount of $891,000 as of July 23, 2012, which was to be paid in accordance with an Accounts Payable Payment Plan agreement, between the Company and DWR dated July 23, 2012 (“Accounts Payable Agreement”). Pursuant to the Account Payable Agreement, the Company agreed to pay interest monthly in arrears (beginning on August 1, 2012) to DWR with interest computed daily on the outstanding balance at an annual interest rate of 25%. Under the Accounts Payable Agreement, the Company was to make payments to DWR of $36,000 per month due on the first day of each month beginning May 1, 2013. The total amount due to DWR under the Accounts Payable Agreement was paid in full during the quarter ended September 30, 2012.

In December 2012, the Company sold 17,200 shares of its Series D Preferred Stock to certain related parties. The shares were sold at the same price as additional shares sold to an independent third party. Sales of Series D Preferred Stock to certain related parties are as follows:

		Shares

David Rifkin	Director	1,000
Lawrence Yelin	Director	2,200
Jay Sheehy	Director	1,000
Nicholas R. Toms	CEO, Director	10,000
Paul E. Ross	Interim, CFO	2,000
Ralph S. Hubregsen	COO	1,000

		17,200

SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
NOTE 12 – SUBSEQUENT EVENT

On August 15, 2013, the Company entered into definitive subscription agreements with accredited investors for the sale of $1,756,400 in gross proceeds (including $200,000 from management and existing shareholders of the company) for 2,927,333 shares of common stock and 1,463,667 warrants.  An initial closing for $1,556,400 was held on August 15, 2013.  The remaining $200,000 is expected to close shortly thereafter.  Each warrant is exercisable at $1.00 per share. The warrants are expected to receive liability accounting treatment under existing technical standards. The Company received net proceeds of approximately $1.3 million from the initial closing, after deducting approximately $259,000 in placement agent’s fees and other offering expenses.

The Company paid the Placement Agent $155,400 in commissions (equal to 10% of the gross proceeds), and issued to the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase 292,733 shares of our common stock (equal to 10% of the number of shares of common stock underlying the Common Shares sold under the Purchase Agreement) at an exercise price of $0.60 per share. The investors will include certain of our officers, directors and employees, who will purchase an aggregate of $100,000 of common shares. The warrants are expected to receive liability accounting treatment under existing technical standards.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the periods ended June 30, 2013, are not necessarily indicative of results for the full 2013 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012.  In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”) and is a division of the Company.  The Company currently operates in one business segment.

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2012, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 28, 2013.

Basis of Presentation

The consolidated financial statements of DecisionPoint and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”). DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012. In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc. (the “Seller”) Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”).  The operating results of Illume Mobile have been consolidated into the Company’s consolidated results of operations beginning on August 1, 2012.  The Company currently operates in one business segment. All intercompany transactions have been eliminated.

Liquidity
Liquidity

In the quarter ended June 30, 2013, the Company experienced a decrease in revenue of $3.0 million compared to the quarter ended June 30, 2012, and a $1.0 million increase in revenue compared to the previous sequential quarter ended March 31, 2013.  In the six months ended June 30, 2013, the Company incurred approximately $0.9 million in increased expenses due to professional fees relating to the capital raising activities, the registration of common shares as a result of the Series D Preferred Stock offering and associated audit fees, and other matters such as employee termination costs. The Company experienced a net loss of $1.3 million and $3.7 million for the three and six month periods ended June 30, 2013, which were far in excess of the internal forecast maintained by the management team. In addition, the Company has a substantial working capital deficit totaling $(13.6) million at June 30, 2013.  Although a portion of this deficit is associated with deferred costs and unearned revenues and term debt that has been classified current due to expected future covenant violations (see further discussion at Note 7), the liabilities of the Company that are expected to be satisfied in the foreseeable future in cash far exceed the operating assets that are expected to be satisfied in cash. As a result, the availability under the Company’s credit line has contracted significantly and the Company’s overall liquidity has become significantly constrained.

To address these matters, the Company has embarked on a comprehensive review of its operations, which is expected to significantly reduce non-essential expenses and complete the integration of the Company’s acquisitions of Apex and Illume Mobile, which is expected to result in further cost savings.

On August 15, 2013, the Company entered into definitive subscription agreements with accredited investors for the sales of $1,756,400 in gross proceeds (including $200,000 from management and existing shareholders of the Company) for 2,927,333 shares of common stock.  The effective price of the offering was $0.60 per share of common stock. An initial closing for $1,556,400 was held on August 15, 2013.  The remaining $200,000 is expected to close shortly thereafter.  Additionally 1,463,667 warrants were issued at an exercise price of $1.00 per share, which are expected to receive liability accounting treatment under existing technical standards.  The Company received net proceeds of approximately $1.3 million from the initial closing, after deducting the placement agent’s fees of 10% and other offering expenses. (see Note 12 – Subsequent Event).

During 2012 and 2013, all principal payments on the Company’s term debt were made within payment terms. The Company was not in compliance with certain financial covenants under the agreements with Royal Bank of Canada, “RBC Credit Agreement” and BDC, Inc. “BDC Credit Agreement” as of December, 31, 2012, March 31, 2013 and June 30, 2013.  The Company has received waivers for non-compliance for past covenant violations and is currently discussing resetting debt covenants with these institutions to avoid  expected future violations.  Although management of the Company believes it is improbable that RBC and/or BDC will exercise their rights up to, and including, acceleration of the outstanding debt, there can be no assurance RBC and BDC will not exercise their rights pursuant to the provisions of the debt obligations. Accordingly, the Company has classified these debt obligations as current at June 30, 2013 (see Note 7 – Term Debt).

At July 31, 2013, the outstanding balance on the line of credit with Silicon Valley Bank (“SVB”) is $3.1 million, down from $4.2 million at April 30, 2013, and the availability under the line of credit has increased to $2.6 million (see Note 6 – Lines of Credit).  The Company relies on the line of credit to fund daily operating activities maintaining very little cash on hand.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not in compliance with the Tangible Net Worth financial covenant as defined in the amended SVB Loan Agreement. SVB has agreed to temporarily forbear exercising their rights and remedies under the facility until August 28, 2013 and has agreed to waive the existing covenant violations if a gross capital raise of $1.5 million is completed by such date. The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28.2013. Accordingly, the Company believes that at the time of this filing it is in compliance with the terms and provisions of its SVB lending agreements.  Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation).  The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit. Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

In the near term, the Company’s successful restructuring of its operations and reduction of operating costs and/or its ability to raise additional capital at acceptable terms is critical to its ability to continue to operate for the foreseeable future.  If the Company continues to incur operating losses and/or does not raise sufficient additional capital, material adverse events may occur including, but not limited to, 1) a reduction in the nature and scope of the Company’s operations, 2) the Company’s inability to fully implement its current business plan and/or 3) continued defaults under the various loan agreements.  A covenant default would give the bank the right to demand immediate payment of all outstanding amounts which the Company would not be able to repay out of normal operations.  There are no assurances that the Company will successfully implement its plans with respect to these liquidity matters.  The unaudited condensed consolidated financial statements do not reflect any adjustment that may be required resulting from the adverse outcome relating to this uncertainty.

Concentration of Credit Risk
Concentration of Credit Risk - The Company derived approximately 11% and 15% of revenues from one customer, and 23% and 30% of revenues from the top three customers in the six months ended June 30, 2013 and 2012, respectively.  Additionally there was one customer which comprised 13% of accounts receivable at June 30, 2013.  Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer which has been a significant factor in one financial reporting period gives significantly less business in the following period.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Concentration of Risk - Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, and accounts payable.  On November 9, 2010, the Federal Deposit Insurance Corporation (“FDIC”) implemented section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing accounts.  Beginning December 31, 2010 and continuing through December 31, 2012, all noninterest-bearing accounts are fully insured regardless of the balance of the account.  This coverage is available at all FDIC member institutions.  The Company uses Silicon Valley Bank, which is an FDIC insured institution. Based on these facts, collectability of bank balances appears to be adequate.

For the year ended December 31, 2012, the Company had sales to two customers which represented a total of 12.5% and 6.9%, of total revenues.  Accounts receivable from two customers at December 31, 2012, were approximately 14% and 10%.  For the year ended December 31, 2011, the Company had sales to two customers which represented a total of 26% of total revenues.  Accounts receivable from two customers at December 31, 2011, accounted for 14% and 10% of accounts receivable.  The loss of a significant customer could have a material adverse impact on the Company.

The Company has had the same four primary vendors in both periods presented.  For the year ended December 31, 2012, the Company had purchases from these four vendors that collectively represented 71% of total purchases and 67% of the total outstanding accounts payable at December 31, 2012.  For the year ended December 31, 2011, the Company had purchases from these four vendors that collectively represented 76% of total purchases and 74% of the total outstanding accounts payable at December 31, 2011.  The same single vendor represented 28% and 27% of the total purchases for the years ended December 31, 2012 and 2011, respectively.  Loss of this certain vendor could have a material adverse effect on our operations.

Translation of Foreign Currencies
Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes.  Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates.  Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar. The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes. Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates. Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Comprehensive Loss
Comprehensive Loss - Comprehensive loss is comprised of net loss and other comprehensive loss.  The only component of comprehensive loss is the foreign currency translation adjustments, which were nominal in amount.  There was no tax effect allocated to any component of other comprehensive loss during the periods presented.

Comprehensive Loss - Comprehensive loss consists of net loss and accumulated other comprehensive loss, which includes certain changes in equity that are excluded from net loss.  Comprehensive loss for the year ended December 31, 2012 is equal to the net loss of $3,866,000 plus other comprehensive income totaling $22,000 (relating to exchange translation adjustments arising from the consolidation of the Company’s Canadian Apex subsidiary) to arrive at comprehensive loss of $3,844,000.  Comprehensive loss for the year ended 2011 is equal to the net loss reported.

Reclassifications
Reclassifications - Certain reclassifications have been made to prior years to conform to current period financial statement presentation with no effect on our previously reported financial position, results of operations, or cash flows.

Reclassifications -  Certain reclassifications have been made to prior years to conform to current period financial statement presentation with no effect on our previously reported consolidated financial position, results of operations, or cash flows.

Use of Estimates
Use of Estimates - The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may materially differ from these estimates and assumptions used in preparation of the consolidated financial statements.

Purchase Accounting and Business Combinations
Purchase Accounting and Business Combinations - The Company accounts for its business combinations using the purchase method of accounting which requires that intangible assets be recognized apart from goodwill if they are contractual in nature or separately identifiable.  Acquisitions are measured on the fair value of consideration exchanged and, if the consideration given is not cash, measurement is based on the fair value of the consideration given or the fair value of the assets acquired, whichever is more reliably measurable.  The excess of cost of an acquired entity over the fair value of identifiable acquired assets and liabilities assumed is allocated to goodwill.

The valuation and allocation process relies on significant assumptions made by management. In certain situations, the allocations of excess purchase price are based upon preliminary estimates and assumptions.  Accordingly, the allocations are subject to revision when the Company receives updated information, including appraisals and other analyses, which are completed within one year of the acquisition.  Revisions to the fair values, which may be significant, are recorded when pending information is finalized, within one year from the acquisition date.

Accounts Receivable
Accounts Receivable - Accounts receivable are stated at net realizable value, and as such, current earnings are charged with an allowance for doubtful accounts based on management’s best estimate of the amount of probable incurred credit losses in the Company’s existing accounts receivable.  The Company determines the allowance based on historical write-off experience and specific account information available.  Accounts receivable are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $246,000 and $246,000, as of December 31, 2012 and 2011, respectively.  When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts.

Inventory
Inventory - Inventory consists solely of finished goods and is stated at the lower of cost or market.  Cost is determined under the first-in, first-out (FIFO) method.  The Company periodically reviews its inventory and makes provisions as necessary for estimated obsolete and slow-moving goods.  The creation of such provisions results in a write down of inventory to net realizable value and a charge to cost of sales.  Inventories are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $83,000 and $155,000, as of December 31, 2012 and 2011, respectively.

Deferred costs
Deferred costs– Deferred costs consist primarily of third party extended hardware and software maintenance services which the Company has paid for in advance.  The costs are ratably amortized over the life of the contract, generally one to five years.

Property and Equipment
Property and Equipment - Property and equipment are recorded at cost.  Repairs and maintenance that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets as follows:

Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Leasehold improvements are amortized over the shorter of the lease term or the life of the improvements.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets - The Company reviews its long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of by sale are reflected at the lower of their carrying amount or fair value less cost to sell.  To date, the Company has not recorded any impairment charges.

Goodwill
Goodwill – Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business.  Goodwill is tested annually at December 31 for impairment by comparing the fair value of the reporting unit to its carrying amount including goodwill.  If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized.  The amount of impairment loss is determined by comparing the implied fair value of reporting unit goodwill with the carrying amount.  If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess.  No impairment charges have been recorded as a result of the Company’s annual impairment assessments.

Intangible assets
Intangible assets– Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any.  The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years.  Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life.  No impairments were identified and changes to estimated useful lives have been recorded.

Deferred Financing Costs
Deferred Financing Costs - Costs incurred by the Company in connection with the issuance of debt are deferred and amortized to interest expense over the life of the underlying indebtedness, adjusted to reflect any early repayments using the effective interest rate method.  Deferred financing costs net of amortization totaled approximately $107,000 and $90,000, as of December 31, 2012 and 2011, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Fair Value Measurement
Fair Value Measurement - Fair value is the price that would be received from selling an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides a hierarchy for inputs used in measuring fair value that prioritize the use of observable inputs over the use of unobservable inputs, when such observable inputs are available. The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-driven valuations in which all significant inputs are observable or can be derived principally from, or corroborated with, observable market data.

•	Level 3 - Fair value is derived from valuation techniques in which one or more significant inputs are unobservable, including assumptions and judgments made by the Company.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the observable inputs may result in a reclassification of assets and liabilities within the three levels of the hierarchy outlined above.

Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The Company measures certain liabilities at fair value on a recurring basis such as our contingent consideration related to business combinations and recognizes transfers within the fair value hierarchy at the end of the fiscal quarter in which the change in circumstances that caused the transfer occurred. There have been no transfers between Level 1, 2 or 3 assets or liabilities during the fiscal year ended December 31, 2012.

The Company has classified its contingent consideration related to the acquisitions as a Level 3 liability. (See “Note 4 – Acquisitions” for a description of the acquisitions along with comprehensive details regarding the assumptions used in calculating fair value of the contingent consideration). Revenue and other assumptions used in the calculation require significant management judgment. The Company reassesses the fair value of the contingent consideration liabilities on a quarterly basis. Based on that assessment, the Company did not recognize any adjustment to the actual calculation of the earn-out obligations during the fiscal year ended December 31, 2012.

As of December 31, 2012, liabilities recorded at fair value on a recurring basis consist of the following (in thousands):
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$1,346	$-	$-	$1,346

The following table summarizes changes to the fair value of the contingent consideration, which is a Level 3 liability (in thousands):

Contingent consideration

Balance at December 31, 2011	$-
Apex earn-out	1,033
Apex bonus consideration	153
Illume Mobile earn-out	107
Changes in fair value	-
Effect of currency translation	53
Balance at December 31, 2012	$1,346

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company's non-financial assets and liabilities, such as goodwill, intangible assets, and other long lived assets resulting from business combinations are measured at fair value using income and market comparable valuation methodologies at the date of acquisition and subsequently re-measured if there are indicators of impairment. There were no indicators of impairment identified during the fiscal year ended December 31, 2012.

Revenue Recognition
Revenue Recognition - Revenues are generated through product sales, warranty and maintenance agreements, software customization, and professional services. Product sales are recognized when the following criteria are met (1) there is persuasive evidence that an arrangement exits; (2) delivery has occurred and title has passed to the customer which generally happens at the point of shipment provided that no significant obligations remain; (3) the price is fixed and determinable; and (4) collectability is reasonably assured. The Company generates revenues from the sale of extended warranties on wireless and mobile hardware and systems. Revenue related to extended warranty and service contracts is recorded as unearned revenue and is recognized over the life of the contract as the Company maintains financial risk throughout the term of these contracts and may be liable to refund a customer for amounts paid in certain circumstances. Our policy is to classify shipping and handling costs billed to customers and the related expenses as cost of sales.

The Company also generates revenue from professional services and customer specified software customization on either a fee-for-service or fixed fee basis. Revenue from software customization and professional services that is contracted as fee-for-service is recognized in the period in which the services are performed or delivered. Adjustments to contract price and estimated labor costs are made periodically, and losses expected to be incurred on contracts in progress are charged to operations in the period such losses are determined. The Company records sales net of sales tax.

The Company enters into revenue arrangements that contain multiple deliverables. Judgment is required to properly identify the accounting units of the multiple deliverable transactions and to determine the manner in which revenue should be allocated among the accounting units. Moreover, judgment is used in interpreting the commercial terms and determining when all criteria of revenue recognition have been met for each deliverable in order for revenue recognition to occur in the appropriate accounting period. While changes in the allocation of the arrangement consideration between the units of accounting will not affect the amount of total revenue recognized for a particular sales arrangement, any material changes in these allocations could impact the timing of revenue recognition, which could affect the Company’s results of operations. When the Company enters into an arrangement that includes multiple elements, the allocation of value to each element is derived based on management’s best estimate of selling price when vendor specific objective evidence or third party evidence is unavailable.

Revenue from software licenses is recognized when all of the software revenue recognition criteria are met and, if applicable, when vendor specific objective evidence, or VSOE, exists to allocate the total license fee to each element of multiple-element software arrangements, including post-contract customer support. Post-contract support is recognized ratably over the support period. When a contract contains multiple elements wherein the only undelivered element is post-contract customer support and VSOE of the fair value of post-contract customer support does not exist, revenue from the entire arrangement is recognized ratably over the support period. Software royalty revenue is recognized in arrears on a quarterly basis, based upon reports received from licensees during the period, unless collectability is not reasonably assured, in which case revenue is recognized when payment is received from the licensee.

Fair Value of Financial Instruments
Fair Value of Financial Instruments - The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, line of credit and long term debt.  The carrying value of the short term financial instruments approximates their fair values at December 31, 2012 and 2011, due to their short-term maturities.  The carrying value of the Company’s long-term debt approximates its fair value, net of a discount related to a final payment to be made on the due date which is equal to two percent of the original loan amount.

Stock-Based Compensation
Stock-Based Compensation - The Company records the fair value of all stock-based compensation awards in its consolidated financial statements.  The terms and vesting schedules for stock-based awards vary by type of grant and generally vest based on the passage of time.  The fair value of stock options and warrants is calculated using the Black-Scholes option-pricing model and the expense is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures.

Employee Stock Ownership Plan (ESOP)
Employee Stock Ownership Plan (ESOP) - The cost of shares issued to the ESOP, but not yet earned is shown as a reduction of equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.    As shares of common stock acquired by the ESOP are committed to be released to each employee, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Taxes
Income Taxes – The Company accounts for income taxes in accordance with the Financial Accounting Standards Board (“FASB”) guidance, which requires deferred tax assets and liabilities, be recognized using enacted tax rates to measure the effect of temporary differences between book and tax bases on recorded assets and liabilities. FASB guidance also requires that deferred tax assets be reduced by a valuation allowance, if it is more likely than not some portion or all of the deferred tax assets will not be recognized.

The Company evaluates on an annual basis its ability to realize deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are forecasts of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

In accordance with FASB guidance on accounting for uncertainty in income taxes, the Company evaluates tax positions to determine whether the benefits of tax positions are more likely than not of being sustained upon audit based on the technical merits of the tax position. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit. If the more likely than not threshold is not met in the period for which a tax position is taken, the Company may subsequently recognize the benefit of that tax position if the tax matter is effectively settled, the statute of limitations expires, or if the more likely than not threshold is met in a subsequent period.

New Accounting Standards
New Accounting Standards

In July 2012, The FASB has issued ASU No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill.

Under the guidance in this ASU, an entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not believe that the adoption of this pronouncement will have a material effect on the consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, "Technical Corrections and Improvements." ASU 2012-04 contains amendments to clarify the ASC, correct unintended application of guidance, or make minor improvements to the ASC that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Additionally, the amendments are intended to make the ASC easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications. The amendments that do not have transition guidance were effective upon issuance. The amendments that are subject to the transition guidance will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 will not have a material impact on our results of operations or our financial position.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of ASU 2013-02 will not have a material impact on our results of operations or our financial position.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Schedule of liabilities recorded at fair value on a recurring basis
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$1,346	$-	$-	$1,346

Schedule of changes in fair value of contingent consideration

Contingent consideration

Balance at December 31, 2011	$-
Apex earn-out	1,033
Apex bonus consideration	153
Illume Mobile earn-out	107
Changes in fair value	-
Effect of currency translation	53
Balance at December 31, 2012	$1,346

LOSS PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of reconciliation of the fully dilutive securities effect with net income

	December 31,
	2012	2011

Net loss attributable to common shareholders	$(4,820)	$(5,654)

Weighted average common shares outstanding - basic and diluted	7,900,693	6,019,900

Loss per common share - basic and diluted	$(0.61)	$(0.94)

Schedule of potentially dilutive securities

	Six Months Ended June 30,
	2013	2012

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series C	-	1,415
Convertible preferred stock - Series D	7,042	-
Warrants to purchase common stock	981	277
Options to purchase common stock	544	702

Total potentially dilutive securities	8,968	2,795

	December 31,
	2012	2011

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series C	-	1,415
Convertible preferred stock - Series D	7,042	-
Warrants to purchase common stock	981	429
Options to purchase common stock	544	702

Total potentially dilutive securities	8,968	2,947

BUSINESS COMBINATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of pro forma financial information

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	As Reported	Pro Forma	As Reported	Pro Forma

Net sales	$17,767	$18,497	$35,577	$37,677
Net loss attributable to common shareholders	(1,523)	(2,325)	(1,982)	(3,866)

Net loss per share - basic and diluted	(0.20)	(0.27)	(0.27)	(0.46)

	December 31,
	2012	2011	2012	2011
	as reported		pro forma

Net sales	$71,501	$58,359	$73,703	$62,024
Net loss attributable to common shareholders	(4,820)	(5,654)	(6,887)	(8,441)

Net loss per share - basic and diluted	(0.61)	(0.94)	(0.87)	(1.21)

Illume Mobile
Business Acquisition [Line Items]
Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized
	Fair Value	Estimated Useful life

Software	$310	3.5 years
Customer relationships	100	3 years
Trade name	130	3 years
Covenant not to compete	90	2 years

	$630

Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$16
Other current assets	15
Property and equipment	26
Intangible assets	630
Goodwill	444
Total assets	1,131

Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue	37
Total liabilities assumed	76
Net assets acquired	$1,055

Purchase consideration:
Cash paid at closing	$250
Shares issued at closing	698
Earn out consideration	107
Total purchase consideration	$1,055

Apex
Business Acquisition [Line Items]
Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized
	Fair Value	Estimated Useful life

Apex Ware Software	$2,483	3.5 years
Customer relationships	1,536	9 years
Trade name	432	7 years
Covenant not to compete	15	1 years

	$4,466

Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$243
Due from related party	412
Other current assets	62
Property and equipment	30
Intangible assets	4,466
Goodwill	2,449
Total assets	7,662

Liabilities assumed:
Accounts payable and other accrued liabilities	194
Unearned revenue	297
Deferred tax liability	1,184
Total liabilities assumed	1,675
Net assets acquired	$5,987

Purchase consideration:
Cash paid at closing	$4,801
Accrued earn out consideration	1,186
Total purchase consideration	$5,987

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2012	2011

Computer equipment	$238	$145
Office furniture and fixtures	113	84
Leasehold improvements	43	44
Total property and equipment	394	273

Less accumulated depreciation and amortization	(215)	(174)

Property and equipment, net	$179	$99

GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of transactions effecting goodwill
Balance at December 31, 2012	$8,571

Effect of currency translation on Apex	(137)
Balance at June 30, 2013	$8,434

Balance as of January 1, 2011	$5,509
Adjustment to goodwill related to CMAC	29

Balance as of December 31, 2011	5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	$8,571

Schedule of intangible assets and accumulated amortization
	June 30, 2013			December 31, 2012
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net

Customer relationships	$3,288	$(1,307)	$1,981	$3,373	$(966)	$2,407
Contractor and resume databases	675	(338)	337	675	(270)	405
Tradename	870	(278)	592	893	(193)	700
Internal use software	2,840	(919)	1,921	2,978	(545)	2,433
Covenant not to compete	104	(55)	49	105	(27)	78

	$7,777	$(2,897)	$4,880	$8,024	$(2,001)	$6,023

	December 31,
	2012				2011
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,373	$(966)	$2,407	7.6	$1,670	$(279)	$1,391	8.0
Contractor and resume databases	675	(270)	405	3.0	675	(135)	540	4.0
Tradename	893	(193)	700	5.3	310	(64)	246	4.0
Internal use software	2,978	(545)	2,433	3.1	74	(37)	37	1.0
Covenant not to compete	105	(27)	78	1.5	-	-	-	-

	$8,024	$(2,001)	$6,023	5.1	$2,729	$(515)	$2,214	6.5

Schedule of expected emortization expense in the next five years

Year	Amount

2013	$1,934
2014	1,663
2015	1,420
2016	333
2017	255
Thereafter	418

Total	$6,023

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other current liabilities

	December 31,
	2012	2011

Salaries and benefits	$1,937	$1,633
Interest payable	139	58
Professional fees	33	80
Vendor purchases	92	301
Sales tax payable	293	230
Customer deposits	139	75
Other fees and expenses	262	128

Total accrued expenses and other current liabilities	$2,895	$2,505

TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt, Unclassified [Abstract]
Schedule of long term debt
	Balance December 31, 2012	Additions	Payments	Amortization of Note Discount	Effect of Currency Translation	Balance June 30, 2013
RBC term loan	$2,090	$-	$(407)	$-	$(100)	$1,583
Note discount	(38)	-		13	$2	(23)
BDC term loan	1,705	-	-	-	(90)	1,615
Note discount	(31)	-		4	2	(25)
SVB term loan	1,000	-	(500)	-	-	500
Note discount	(4)	-	-	4	-	-
SVB term loan-2	-	1,000	(111)	-	-	889
Note discount	-	(19)	-	3	-	(16)

Total debt	$4,722	$981	$(1,018)	$24	$(186)	$4,523

Less contractual current portion						(1,591)
Less long term debt classified as current						(2,382)
Debt, net of current portion						$550

				Amortization	Effect of
	Balance			of Note	Currency	Conversion	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	to Equity	December 31, 2012

RBC term loan	$-	$2,401	$(419)	$-	$108	$-	$2,090
note discount	-	(58)	-	20	-	-	(38)
BDC term loan	-	1,632	-	-	73	-	1,705
note discount	-	(34)	-	3	-	-	(31)
SVB term loan	2,000	-	(1,000)	-	-	-	1,000
note discount	(30)	-	-	26	-	-	(4)

Total debt	$1,970	$3,941	$(1,419)	$49	$181	$-	4,722

less current portion							(1,800)

Debt, net of current portion							$2,922

				Amortization
	Balance			of Note	Currency	Conversion	Balance
	January 1, 2011	Additions	Payments	Discount	Translation	to Equity	December 31, 2011

Senior subordinated secured note	$-	$4,000	$-	$-	$-	$(4,000)	$-

BDC term loan	-	-	-	-	-	-	-

SVB term loan	3,000	-	(1,000)	-	-	-	2,000
note discount	(60)	-	-	30	-	-	(30)

Total debt	$2,940	$4,000	$(1,000)	$30	$-	$(4,000)	1,970

less current portion							(1,000)

Debt, net of current portion							$970

Schedule of maturities of long-term obligations for the next five fiscal years
Year	Amount

2013	$1,800
2014	815
2015	407
2016	1,700

Total	$4,722

Schedule of fair value of consideration and carrying value of senior subordinated secured note extinguished

Fair value of consideration tendered in extinguishment
Series C Preferred	$5,279
Common stock	1,332
Expense related to issuance of anti-dilution shares	267
Expenses related to senior subordinated secured note	396
7,274
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest	4,117
Related party accounts payable and accrued interest	412
Advisory services payable related to senior subordinated secured note	80
4,609

Total loss on extinguishment of debt	$2,665

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	December 31,
	2012	2011
Current income tax expense (benefit):
Federal	$-	$-
State	63	18
Foreign	68	-
	131	18
Deferred income tax expense (benefit):
Federal	16	(294)
State	6	12
Foreign	(278)	-
	(256)	(282)

Valuation allowance	-	364

Total income tax expense (benefit)	$(125)	$100

Schedule of deferred tax assets and liabilities

	December 31,
	2012	2011

Allowance for doubtful accounts	$98	$86
Inventory reserve and uniform capitalization	44	76
Accrued expenses and other liabilities	365	170
Unearned revenue	226	992
Valuation allowance	(685)	(1,324)
Deferred tax assets - current	48	-

Other assets	42	4
Property and equipment	5	7
Intangibles	405	178
Net operating loss carryforward	2,009	1,671
Valuation allowance	(2,459)	(1,860)
Deferred tax assets - long term	2	-

Total net deferred tax asset	$50	$-

Long term debt	(18)	-
Intangibles	(1,022)	-
Goodwill	(40)	(18)

Total net deferred tax liability	$(1,080)	$(18)

Total	$(1,030)	$(18)

Schedule of effective income tax rate reconciliation

	December 31, 2012		December 31, 2011
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,357)	34.0	$(1,723)	34.0
State taxes	(130)	3.3	18	(0.4)
Permanent differences	752	(18.9)	1,426	(28.2)
Valuation allowance	147	(3.7)	364	(7.2)
True up items	288	(7.2)	-	-
Miscellaneous	22	(0.6)	15	(0.2)
Stock transaction	57	(1.4)	-	-
Foreign rate	96	(2.4)	-	-
Effective tax rate	$(125)	3.1	$100	(2.0)

Schedule of unrecognized tax benefits reconciliation roll forward

Balance as of December 31, 2011	$-
Additions based on tax positions related to the current year	170
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-

Balance as of December 31, 2012	$17

STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule of preferred stock outstanding
Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $324	$1,299
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $78	458
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding, liquidation preference of $7,042
(net of $1,374 in issuance costs) plus imputed dividends of $103	5,771

Total convertible preferred stock	$7,528

Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $285	$1,260
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $62	442
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding, liquidation preference of $7,042
(net of $1,374 in issuance costs) plus cumulative dividends of $14	5,668

Total convertible preferred stock	$7,370

Schedule of outstanding common stock warrants

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	Dec-09	Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17	1.10	704,200	774,620

				980,720	$1,874,620	$ 1.91

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	Dec-09	Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17	1.10	704,200	774,620

				980,720	$1,874,620	$1.91

ESOP PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Esop Plan [Abstract]
Schedule of employee stock ownership plan (ESOP) Shares
	December 31,
	2012	2011
Allocated shares	1,017,619	917,965
Shares committed for allocation	110,684	110,684
Unallocated shares	553,420	664,104
Total ESOP shares	1,681,723	1,692,753

STOCK OPTION PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Option Plan [Abstract]
Schedule of the summary of the status of the plans and information with respect to the changes in options outstanding
			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

December 31, 2012	455,495	544,505	$1.82	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
June 30, 2013	455,495	544,505	$1.82	$-

Exercisable options at June 30, 2013		446,374	$1.75	$-

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.01
Granted	-	-	-
Exercised	-	-	-
Forfeited	157,458	(157,458)	2.70
December 31, 2012	455,495	544,505	$1.82	$-

Exercisable options at December 31, 2012		415,921	$1.72	$-

Schedule of summary of the information about stock options outstanding
	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	365,620	1.83	$1.65	355,461	1.79	$1.64
$2.06 - 4.34	178,885	7.85	2.16	90,913	7.79	2.16

Total	544,505	3.81	$1.82	446,374	3.01	$1.75

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	365,620	2.33	$1.65	355,461	2.28	$1.50
$2.06 - 4.34	178,885	8.35	2.16	60,460	8.26	1.37

Total	544,505	4.31	$1.82	415,921	3.15	$1.72

Schedule of fair values estimated using the Black-Scholes option-pricing model with the weighted-average assumptions
Expected term	3.84 years
Expected volatility	77.49%
Dividend yield	0%
Risk-free interest rate	1.55%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under these leases
Years ending December 31:	Amount

2013	$618
2014	506
2015	439
2016	322
2017	222
Thereafter	76

$2,183

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of sales of series D preferred Stock to related parties
		Shares

David Rifkin	Director	1,000
Lawrence Yelin	Director	2,200
Jay Sheehy	Director	1,000
Nicholas R. Toms	CEO, Director	10,000
Paul E. Ross	Interim, CFO	2,000
Ralph S. Hubregsen	COO	1,000

		17,200

ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals) (Comamtech, Inc. ("Comamtech"), USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012
Comamtech, Inc. ("Comamtech")
Business Acquisition [Line Items]
Ratio of one Old DecisionPoint share for every shares of Comamtech common stock outstanding prior to the merger	7.23273
Number Shares deemed issued to the Comamtech shareholders	2,186,689
Exchange of net assets	$ 3.9

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 to 5 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 to 7 years

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liabilities recorded at fair value on recurring basis (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Level 3
Liabilities
Contingent consideration liability recorded for business combinations	$ 1,346
Fair Value, Measurements, Recurring Basis | Total
Liabilities
Contingent consideration liability recorded for business combinations	1,346
Fair Value, Measurements, Recurring Basis | Fair Value Measurements Level 1
Liabilities
Contingent consideration liability recorded for business combinations
Fair Value, Measurements, Recurring Basis | Fair Value Measurements Level 2
Liabilities
Contingent consideration liability recorded for business combinations
Fair Value, Measurements, Recurring Basis | Fair Value Measurements Level 3
Liabilities
Contingent consideration liability recorded for business combinations	$ 1,346

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of contingent consideration (Details 2) In Thousands, unless otherwise specified	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Dec. 31, 2012 Fair Value Measurements Level 3 USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Apex USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Illume Mobile USD ($)
Liabilities
Balance at beginning	$ 3,361	350
Earn-out				1,033	107
Apex bonus consideration				153
Changes in fair value
Effect of currency translation			53
Balance at ending	$ 3,361	350	$ 1,346

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	3 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Apr. 26, 2013	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Other assets USD ($)	Dec. 31, 2011 Other assets USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Aug. 16, 2013 Subsequent Event [Member] USD ($)	Aug. 15, 2013 Subsequent Event [Member] USD ($)	Aug. 19, 2013 Subsequent Event [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Forbearance Agreement Silicon Valley Bank [Member] Line of Credit [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Warrant [Member] USD ($)	Aug. 31, 2013 Subsequent Event [Member] Warrant [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Warrant [Member]
Basis Of Presentation Liquidity And Summary Of Significant Accounting Policies [Line Items]
Balance on the line of credit with Silicon Valley Bank				$ 3,100,000	$ 4,200,000
Decrease in revenue compare to Q2 2012		3,000,000
Increase in revenue compare to Q1 2013		1,000,000
Increase in professional fees compare to Q4 2012		900,000
Net loss	(1,300,000)	(3,700,000)
Working capital deficit		(13,600,000)
Gross proceeds															1,556,400	200,000		1,756,400
Common stocks, including management and existing shareholders														200,000
Common stock, shares issued	9,370,646	9,370,646	9,300,439			70,207	8,182,791							2,927,333				1,463,667
Purchase price per Share																		$ 0.6
Class of Warrant or Right, Exercise Price of Warrants or Rights												1.91	1.91							1
Proceeds from stock offering before deductions														1,300,000
Increase in availability under line of credit		2,600,000
Percentage of additional capital raises in tangible net worth		50.00%															50.00%
Minimum tangible net worth																	(9,700,000)
Minimum Tangible Net Worth Proforma Effect In Capital																	1,300,000
Line of credit, covenant terms																	The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit.
Minimum Tangible Net Worth Deficit																	600,000
Accounts receivable, valuation allowance			246,000				246,000
Inventory, valuation allowance			83,000				155,000
Amortization period for deferred costs										1 year	5 years
Depreciation method used for property and equipment			straight-line method
Amortization period for finite-lived intangible assets										2 years	9 years
Deferred financing costs net of amortization								$ 107,000	$ 90,000

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Customer	Jun. 30, 2012 Customer	Dec. 31, 2012 Subsidiary	Dec. 31, 2011
Concentration Risk [Line Items]
Net loss	$ (1,116)	$ (1,284)	$ (3,218)	$ (1,521)	$ (3,866)	$ (5,168)
Foreign currency translation adjustment					22
Comprehensive loss	$ (1,113)	$ (1,279)	$ (3,217)	$ (1,516)	$ (3,844)	$ (5,168)
Tax benefits recognized provided percentage of likelihood of realization is greater than					$ 50
Number of customers			3	1
Number of subsidiaries					2
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers					2
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of vendors					4
Revenues | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers			11.00%	15.00%
Revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers						26.00%
Revenues | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers					12.50%
Revenues | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers					6.90%
Accounts Receivable
Concentration Risk [Line Items]
Number of customers			1
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers					14.00%	14.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers					10.00%	10.00%
Cost of Goods | Individual Supplier
Concentration Risk [Line Items]
Total percent of revenues from various customers					28.00%	27.00%
Cost of Goods | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers					71.00%	76.00%
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers					67.00%	74.00%

LOSS PER COMMON SHARE - Reconciliation of fully dilutive securities effect for period with net income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (1,334)	$ (1,523)	$ (3,656)	$ (1,982)	$ (4,820)	$ (5,654)
Weighted average common shares outstanding - basic and diluted	8,698,626	7,512,969	8,659,931	7,452,705	7,900,693	6,019,900
Net loss per share - basic and diluted	$ (0.15)	$ (0.2)	$ (0.42)	$ (0.27)	$ (0.61)	$ (0.94)

LOSS PER COMMON SHARE - Potential dilutive securities (Details 1) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	8,968	2,795	8,968	2,947
Convertible Preferred stock | Series A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	270	270	270	270
Convertible Preferred stock | Series B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	131	131	131	131
Convertible Preferred stock | Series C
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities		1,415		1,415
Convertible Preferred stock | Series D
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	7,042		7,042
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	981	277	981	429
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	544	702	544	702

LOSS PER COMMON SHARE (Detail Textuals) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released	8,968	2,795	8,968	2,947
ESOP shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released	500	500	600	700

BUSINESS COMBINATION - Fair value of Illume Mobile assets acquired and liabilities assumed (Details ) (Illume Mobile, Fair Value, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012
Illume Mobile | Fair Value
Assets acquired:
Accounts receivable	$ 16
Other current assets	15
Property and equipment	26
Intangible assets	630
Goodwill	444
Total assets	1,131
Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue	37
Total liabilities assumed	76
Net assets acquired	1,055
Purchase consideration:
Cash paid at closing	250	250
Shares issued at closing	698
Earn out consideration	107
Total purchase consideration	$ 1,055

BUSINESS COMBINATION - Fair value and estimated useful lives of intangible assets acquired (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2012 Tradename	Dec. 31, 2011 Tradename	Dec. 31, 2012 Covenant not to compete	Jul. 31, 2012 Illume Mobile Fair Value	Jul. 31, 2012 Illume Mobile Software	Jul. 31, 2012 Illume Mobile Software Fair Value	Jul. 31, 2012 Illume Mobile Customer relationships	Jul. 31, 2012 Illume Mobile Customer relationships Fair Value	Jul. 31, 2012 Illume Mobile Tradename	Jul. 31, 2012 Illume Mobile Tradename Fair Value	Jul. 31, 2012 Illume Mobile Covenant not to compete	Jul. 31, 2012 Illume Mobile Covenant not to compete Fair Value
Business Acquisition [Line Items]
Intangible assets								$ 630		$ 310		$ 100		$ 130		$ 90
Estimated Useful Life (in years)	5 years 1 month 6 days	6 years 6 months	7 years 7 months 6 days	8 years	5 years 3 months 18 days	4 years	1 year 6 months		3 years 6 months		3 years		3 years		2 years

BUSINESS COMBINATION - Fair value of Apex assets acquired and liabilities assumed (Details 2) (Apex) In Thousands, unless otherwise specified	0 Months Ended		6 Months Ended		0 Months Ended		12 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 04, 2012 Fair Value USD ($)	Jun. 04, 2012 Fair Value CAD	Dec. 31, 2012 Fair Value USD ($)
Assets acquired:
Accounts receivable					$ 243
Due from related party					412
Other current assets					62
Property and equipment					30
Intangible assets					4,466
Goodwill					2,449
Total assets					7,662
Liabilities assumed:
Accounts payable and other accrued liabilities					194
Unearned revenue					297
Deferred tax liability					1,184
Total liabilities assumed					1,675
Net assets acquired					5,987
Purchase consideration:
Cash paid at closing	1,033	1,076	1,022	1,076	4,801	5,000	4,801
Accrued earn out consideration					1,186
Total purchase consideration					$ 5,987

BUSINESS COMBINATION - Fair value and estimated useful lives of intangible assets acquired (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Dec. 31, 2012 Covenant not to compete	Jun. 04, 2012 Apex Fair Value	Jun. 04, 2012 Apex Apex Ware Software	Jun. 04, 2012 Apex Apex Ware Software Fair Value	Jun. 04, 2012 Apex Customer relationships	Jun. 04, 2012 Apex Customer relationships Fair Value	Jun. 04, 2012 Apex Trade name	Jun. 04, 2012 Apex Trade name Fair Value	Jun. 04, 2012 Apex Covenant not to compete	Jun. 04, 2012 Apex Covenant not to compete Fair Value
Business Acquisition [Line Items]
Fair value of intangible assets								$ 4,466		$ 2,483		$ 1,536		$ 432		$ 15
Estimated Useful Life (in years)	5 years 1 month 6 days	6 years 6 months	7 years 7 months 6 days	8 years	5 years 3 months 18 days	4 years	1 year 6 months		3 years 6 months		9 years		7 years		1 year

BUSINESS COMBINATION - Unaudited consolidated results of operations (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 14,721	$ 17,767	$ 28,493	$ 35,577	$ 71,501	$ 58,359
Net loss attributable to common shareholders	(1,334)	(1,523)	(3,656)	(1,982)	(4,820)	(5,654)
Net loss per share - basic and diluted	$ (0.15)	$ (0.2)	$ (0.42)	$ (0.27)	$ (0.61)	$ (0.94)
Pro forma
Business Acquisition [Line Items]
Net sales		18,497		37,677	73,703	62,024
Net loss attributable to common shareholders		$ (2,325)		$ (3,866)	$ (6,887)	$ (8,441)
Net loss per share - basic and diluted		$ (0.27)		$ (0.46)	$ (0.87)	$ (1.21)

BUSINESS COMBINATION (Detail Textuals) (Asset purchase agreement, Illume Mobile, USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Asset purchase agreement | Illume Mobile
Acquisition Of Illume Mobile [Line Items]
Total purchase consideration	$ 1,000,000
Purchase consideration, cash paid	250,000	250,000
Purchase consideration, value of shares issued	750,000
Purchase consideration, number of shares issued	617,284
Purchase consideration, shares issued, price per share	$ 1.215
Number of trading days	20 days
Trading price	$ 1.13
Value of shares issued in conjunction with the acquisition	697,531
Additional payment to be paid	500,000
Percentage of additional payment to be paid in cash	50.00%
Percentage of additional payment to be paid in form of shares	50.00%
Number of days within which the additional payment will be paid	30 days
Closing costs and associated expenses	140,000
Capital advisors fee	45,000
Discount rate		21.00%
Fair value of the earn out payment		107,000	107,000
Financial, strategic and operational value	$ 444,000

BUSINESS COMBINATION (Detail Textuals 1) (Illume Mobile, USD $)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Asset purchase agreement earn out payment conditions	Under the Asset Purchase Agreement, the Earn-Out Payment will be computed as follows: (a) If Net Revenue (as defined in the Purchase Agreement) attributable to Illume Mobile, during the one year period commencing on the Illume Mobile Closing Date is $1,500,000 or less, the Earn-Out Payment will be $0. (b) If Net Revenue (as defined in the Purchase Agreement) is greater than $1,500,000 but less than $2,000,000, the Earn-Out Payment will be $100,000. (c) If Net Revenue (as defined in the Purchase Agreement) is at least $2,000,000 but less than $3,000,000, the Earn-Out Payment will be equal to the sum of (i) $100,000 plus (ii) 40% of the excess of the Net Revenue amount over $2,000,000. (d) If Net Revenue (as defined in the Purchase Agreement) is $3,000,000 or more, the Earn-Out Payment will be $500,000.
Net Revenue attributable to Illume Mobile condition one	$ 1,500,000
Earn Out Payment condition one	0
Earn out payment condition two	100,000
Minimum earn out payment condition three	100,000
Percent of earn out payment on net revenue	40.00%
Net revenue condition four	3,000,000
Earn out payment	500,000
Maximum
Business Acquisition [Line Items]
Net revenue condition two	2,000,000
Net revenue condition three	3,000,000
Minimum
Business Acquisition [Line Items]
Net revenue condition two	1,500,000
Net revenue condition three	$ 2,000,000

BUSINESS COMBINATION (Detail Textuals 2)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended				6 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 04, 2012 Apex USD ($) Multiple	Jun. 04, 2012 Apex CAD	Sep. 30, 2012 Apex USD ($)	Jun. 30, 2012 Apex USD ($)	Mar. 31, 2012 Apex USD ($)	Dec. 31, 2011 Apex USD ($)	Jun. 30, 2013 Apex USD ($)	Jun. 30, 2013 Apex CAD	Jun. 30, 2012 Apex	Dec. 31, 2012 Apex USD ($)	Dec. 31, 2012 Apex CAD	Jun. 04, 2012 Apex Fair Value USD ($)	Jun. 04, 2012 Apex Fair Value CAD	Dec. 31, 2012 Apex Fair Value USD ($)	Jun. 04, 2012 Apex Common Stock USD ($)
Business Acquisition [Line Items]
Amount paid in consideration, Apex shares acquired							$ 1,033,000	1,076,000					$ 1,022,000	1,076,000				$ 4,801,000	5,000,000	$ 4,801,000
Undiscounted payment in consideration for Apex achieving certain levels of EBITDA							3,361,000	350,000
Deferred financing costs							2,200,000											190,000
Value of common stock on closing date																341,000
Number of common stock issued (in shares)															325,000	325,000	325,000				325,000
Market Price Per Share (in dollars per share)																					$ 1.05
Selling, general and administrative expense	4,464,000	4,802,000	9,496,000	8,629,000	18,661,000	13,597,000			380,000	1,213,000	351,000	46,000
Post closing adjustments, Working capital required, Description							(a) if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and (b) the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.	(a) if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and (b) the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.
Working Capital, Less than							192,000	200,000
Working Capital, Greater than							192,000	200,000
Working Capital, Equal to							192,000	200,000
Additional earn out amount, Description							In addition, if EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 ("2013 EBITDA"), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 ("2013 EBITDA Basic Earn-Out Amount"), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the "Note").	In addition, if EBITDA (as uniquely defined in the agreement), of Apex for the twelve months ending July 31, 2013 ("2013 EBITDA"), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount, to its former owners, equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 ("2013 EBITDA Basic Earn-Out Amount"), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn-Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (the "Note").
Additional earn out amount, EBITDA required, Maximum or equal to							1,920,000	2,000,000
Multiplies of EBITDA							4	4
Maximum amount							2,881,000	3,000,000
Percentage of basic earn out amount, to be paid in cash							22.22%	22.22%
Fair value of bonus to be paid to CEO													153,000	160,000		153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized													$ 151,000	160,000		$ 160,000	160,000

BUSINESS COMBINATION (Detail Textuals 3) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 04, 2012 Apex	Jul. 31, 2012 Apex	Dec. 31, 2012 Apex
Business Acquisition [Line Items]
Working capital adjustment			$ 412,000	$ 76,414
Due from related party	$ 191,000	$ 202,000			$ 201,000

BUSINESS COMBINATION (Detail Textuals 4) (Apex, Note)	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD
Business Acquisition [Line Items]
Compounded quarterly interest rate before November 1, 2014	9.00%	9.00%
Compounded quarterly interest rate after October 31, 2014	11.00%	11.00%
Minimum net equity capital required		5,000,000
Interest rate, 30 days	15.00%	15.00%
Interest rate thereafter 30 days	20.00%	20.00%
Common stock conversion price	$ 1

BUSINESS COMBINATION (Detail Textuals 5)	12 Months Ended		0 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Jun. 30, 2013 Apex USD ($)	Jun. 30, 2013 Apex CAD	Dec. 31, 2012 Apex USD ($)	Dec. 31, 2012 Apex CAD	Jun. 30, 2013 Apex Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Dec. 31, 2012 Apex Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)
Business Acquisition [Line Items]
Minimum EBITDA required			$ 1,920,000	2,000,000
Maximum amount			480,000	500,000
Additional earn out EBITDA, Description			If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount , to its former owners, (the "2013 EBITDA Additional Earn-Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount , to its former owners, (the "2013 EBITDA Additional Earn-Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn-Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.
EBITDA fair value estimated model							Monte Carlo simulation model	Monte Carlo simulation model
Discount Rate							19.70%	19.70%
Condition discount rate, Description							The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.	The present value of the total earn-out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the Earn-Out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.
Fair value, Additional earn out							1,033,000	1,076,000
Fair value, Accrued earn out							1,079,000	1,076,000
Fair value of bonus to be paid to CEO					153,000	160,000	153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized					151,000	160,000	160,000	160,000
Escrow percentage of any equity capital raised									25.00%	25.00%
Equity capital raised in excess									500,000,000	500,000
Issuance of convertible series D preferred stock	7,042,000									7,042,000
Goodwill							$ 2,449,000

BUSINESS COMBINATION (Detail Textuals 6) (Apex)	Jun. 04, 2012 RBC term loan Line of credit USD ($)	Jun. 04, 2012 RBC term loan Line of credit CAD	Jun. 04, 2012 RBC term loan Term credit facility USD ($)	Jun. 04, 2012 RBC term loan Term credit facility CAD	Jun. 04, 2012 RBC term loan Revolving demand facility USD ($)	Jun. 04, 2012 RBC term loan Revolving demand facility CAD	Jun. 04, 2012 BDC term loan Term credit facility USD ($)	Jun. 04, 2012 BDC term loan Term credit facility CAD
Business Acquisition [Line Items]
Aggregate amount of credit facility	$ 2,641,000	2,750,000	$ 2,401,000	2,500,000	$ 192,000	200,000	$ 1,632,000	1,700,000

BUSINESS COMBINATION (Detail Textuals 7) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Apex	Jun. 30, 2012 Apex	Dec. 31, 2012 Apex	Dec. 31, 2011 Apex	Jun. 30, 2012 Illume Mobile	Jun. 30, 2012 Illume Mobile	Dec. 31, 2012 Illume Mobile	Dec. 31, 2011 Illume Mobile	Jun. 30, 2013 Apex and Illume Mobile's	Jun. 30, 2012 Apex and Illume Mobile's	Dec. 31, 2012 Apex and Illume Mobile's	Jun. 30, 2013 Apex and Illume Mobile's	Jun. 30, 2012 Apex and Illume Mobile's
Business Acquisition [Line Items]
Amortization of intangible assets							$ 229,000	$ 572,000	$ 572,000	$ 1,392,000	$ 53,000	$ 106,000	$ 125,000	$ 214,000
Net increase in interest expense							116,000	291,000	291,000	708,000		617,284
Number of common stock issued (in shares)								325,000	325,000				617,284
Revenue	14,721,000	17,767,000	28,493,000	35,577,000	71,501,000	58,359,000									1,200,000	200,000	1,500,000	1,900,000	500,000
Net loss	$ (1,116,000)	$ (1,284,000)	$ (3,218,000)	$ (1,521,000)	$ (3,866,000)	$ (5,168,000)									$ (500,000)		$ 1,800,000	$ (1,200,000)

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 394	$ 273
Less accumulated depreciation and amortization		(215)	(174)
Property and equipment, net	143	179	99
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		238	145
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		113	84
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 43	$ 44

PROPERTY AND EQUIPMENT (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 67,000	$ 45,000

GOODWILL AND INTANGIBLE ASSETS - Schedule of transactions effecting goodwill (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 8,571	$ 5,538	$ 5,509
Adjustment to goodwill related to CMAC			29
Acquisition of Apex in June		2,449
Adjustment to Apex goodwill		37
Tax adjustment to Apex goodwill		(9)
Acquisition of Illume in July		444
Effect of currency translation	(137)	112
Ending balance	$ 8,434	$ 8,571	$ 5,538

GOODWILL AND INTANGIBLE ASSETS - Schedule of intangible assets and accumulated amortization (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross	$ 8,024	$ 2,729	$ 7,777
Accumulated Amortization	(2,001)	(515)	(2,897)
Net	6,023	2,214	4,880
WA Life	5 years 1 month 6 days	6 years 6 months
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,373	1,670	3,288
Accumulated Amortization	(966)	(279)	(1,307)
Net	2,407	1,391	1,981
WA Life	7 years 7 months 6 days	8 years
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675	675	675
Accumulated Amortization	(270)	(135)	(338)
Net	405	540	337
WA Life	3 years	4 years
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	893	310	870
Accumulated Amortization	(193)	(64)	(278)
Net	700	246	592
WA Life	5 years 3 months 18 days	4 years
Internal use software
Finite-Lived Intangible Assets [Line Items]
Gross	2,978	74	2,840
Accumulated Amortization	(545)	(37)	(919)
Net	2,433	37	1,921
WA Life	3 years 1 month 6 days	1 year
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	105		104
Accumulated Amortization	(27)		(55)
Net	$ 78		$ 49
WA Life	1 year 6 months

GOODWILL AND INTANGIBLE ASSETS - Estimated amortization expense (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013		$ 1,934
2014		1,663
2015		1,420
2016		333
2017		255
Thereafter		418
Net	$ 4,880	$ 6,023	$ 2,214

GOODWILL AND INTANGIBLE ASSETS (Detail Textuals) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets		$ 1,486,000	$ 515,000
Effect of foreign currency translation on goodwill	(137,000)	112,000
Effect of foreign currency translation on intangible assets	$ (186,000)	$ 199,000	$ 0

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Salaries and benefits		$ 1,937	$ 1,633
Interest payable		139	58
Professional fees		33	80
Vendor purchases		92	301
Sales tax payable		293	230
Customer deposits		139	75
Other fees and expenses		262	128
Total accrued expenses and other current liabilities	$ 2,899	$ 2,895	$ 2,505

LINE OF CREDIT (Detail Textuals)	6 Months Ended				12 Months Ended		2 Months Ended	5 Months Ended		6 Months Ended			6 Months Ended		12 Months Ended	2 Months Ended	0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2012 Line of credit USD ($)	Dec. 31, 2011 Line of credit USD ($)	Feb. 27, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Jun. 30, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jul. 31, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2011 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jun. 30, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jun. 30, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Dec. 31, 2012 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Feb. 27, 2013 Subsequent Event SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Aug. 16, 2013 Subsequent Event Forbearance Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)
Line of Credit Facility [Line Items]
Aggregate amount of credit facility								$ 10,000,000	200,000	$ 10,000,000				200,000	$ 192,000
Line of credit mature period										Feb 28, 2015
Outstanding balance on the line of credit			3,100,000	4,200,000				3,300,000		2,600,000		4,000,000	142,000		168,000
Increase in gross capital																	1,500,000
Minimum tangible net worth																	(9,700,000)
Percentage of additional capital raises in tangible net worth	50.00%																50.00%
Minimum Tangible Net Worth Proforma Effect In Capital																	1,300,000
Line of credit, covenant terms																	The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit.
Minimum Tangible Net Worth Deficit																	600,000
Annual Interest Rate							3.75%	7.50%	7.50%	7.00%			4.50%	4.50%	4.50%
Annual interest rate, Additional percentage													1.50%	1.50%	1.50%
Availability under the line of credit								5,000,000		2,900,000	2,600,000
Terms of loan agreement, description							On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 7), 4) a modification of the rate of interest of the line of credit to 3.75% above SVB's prime rate and 5) other various terms and provisions.									On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan							1,000,000									1,000,000
Reduction in maximum availability								50.00%	50.00%
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 171,000	$ 141,000			$ 375,000	$ 357,000

TERM DEBT - Summary of long term debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 RBC term loan	Dec. 31, 2012 RBC term loan	Jun. 30, 2013 BDC term loan	Dec. 31, 2012 BDC term loan	Dec. 31, 2011 BDC term loan	Jun. 30, 2013 SVB term loan	Dec. 31, 2012 SVB term loan	Dec. 31, 2011 SVB term loan	Jun. 30, 2013 SVB term loan-2	Jun. 30, 2013 Note discount RBC term loan	Dec. 31, 2012 Note discount RBC term loan	Jun. 30, 2013 Note discount BDC term loan	Dec. 31, 2012 Note discount BDC term loan	Jun. 30, 2013 Note discount SVB term loan	Dec. 31, 2012 Note discount SVB term loan	Dec. 31, 2011 Note discount SVB term loan	Jun. 30, 2013 Note discount SVB term loan-2	Dec. 31, 2011 Senior Subordinated Secured Note	Dec. 31, 2010 Senior Subordinated Secured Note
Debt Instrument [Line Items]
Beginning Balance	$ 4,722	$ 1,970	$ 1,970	$ 2,940	$ 2,090		$ 1,705			$ 1,000	$ 2,000	$ 3,000		$ (38)		$ (31)		$ (4)	$ (30)	$ (60)
Additions	981		3,941	4,000		2,401		1,632					1,000		(58)		(34)				(19)
Repayment of debt	(1,018)	(500)	(1,393)	(1,000)	(407)	(419)	0	0	0	(500)	(1,000)	(1,000)	(111)	0	0	0	0	0	0	0	0
Amortization of Note Discount	24		49	30										13	20	4	3		26	30	3
Effect of Currency Translation	(186)		181		(100)	108	(90)	73						2		2
Conversion to Equity				(4,000)
Ending Balance	4,523		4,722	1,970	1,583	2,090	1,615	1,705		500	1,000	2,000	889	(23)	(38)	(25)	(31)	(4)	(4)	(30)	(16)
Less contractual current portion	(1,591)		(1,800)	(1,000)
Less Long term debt classified as current	(2,382)
Debt, net of current portion	$ 550		$ 2,922	$ 970

TERM DEBT - Maturities of long-term obligations (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt, Unclassified [Abstract]
2013		$ 1,800
2014		815
2015		407
2016		1,700
Total	$ 4,523	$ 4,722	$ 1,970	$ 2,940

TERM DEBT - Difference between fair value of consideration given and carrying value of note extinguished (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Senior Subordinated Secured Note
Fair value of consideration tendered in extinguishment
Series C Preferred		$ 5,279
Common stock		1,332
Expense related to issuance of anti-dilution shares		267
Expenses related to senior subordinated secured note		396
Total Fair value of consideration tendered in extinguishment		7,274
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest		4,117
Related party accounts payable and accrued interest		412
Advisory services payable related to senior subordinated secured note		80
Total Carrying value of debt extinguished		4,609
Total loss on extinguishment of debt	$ (2,665)	$ 2,665

TERM DEBT - RBC Term Loan (Detail Textuals)	6 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 04, 2012 Apex RBC term loan Line of credit USD ($)	Jun. 04, 2012 Apex RBC term loan Line of credit CAD	Dec. 31, 2012 Apex RBC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex RBC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex RBC term loan Term credit facility CAD	Jul. 31, 2012 Apex RBC term loan Term credit facility CAD	Jun. 30, 2013 Apex RBC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex RBC term loan Term credit facility USD ($)	Dec. 31, 2012 Other assets USD ($)	Dec. 31, 2011 Other assets USD ($)
Debt Instrument [Line Items]
Unamortized deferred financing costs													$ 107,000	$ 90,000
Aggregate amount of credit facility					2,641,000	2,750,000		2,401,000	2,500,000
Term Loan, Interest percentage							7.00%	4.00%	4.00%
Interest Rate Basis								Royal Bank Prime ("RBP")	Royal Bank Prime ("RBP")
Debt Instrument, Interest rate at period end							7.00%					7.00%
Principal and interest payable period											3 years	3 years
Fixed principal amount										70,000
Frequency of repayment											Monthly	Monthly
Financing costs paid	119,000	289,000	270,000	109,000							120,000	120,000
Percentage of Apex's free cash flow for mandatory repayments of term loan											20.00%	20.00%
Period of payment for mandatory repayments											30 days	30 days
Estimated amount of term loan included in current portion of debt	$ (1,591,000)		$ (1,800,000)	$ (1,000,000)			$ 0				$ 0	$ 0

TERM DEBT - BDC Term Loan (Detail Textuals 1)	6 Months Ended			12 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Jun. 30, 2013 BDC term loan	Dec. 31, 2012 BDC term loan	Jun. 04, 2012 Apex BDC term loan Term credit facility CAD	Jun. 30, 2013 Apex BDC term loan Term credit facility USD ($)	Jun. 30, 2013 Apex BDC term loan Term credit facility CAD	Dec. 31, 2012 Apex BDC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex BDC term loan Term credit facility CAD	Jun. 04, 2012 Apex BDC term loan Term credit facility USD ($)
Debt Instrument [Line Items]
Aggregate amount of credit facility									1,700,000					$ 1,632,000
Interest rate														12.00%
Debt instrument interest extention period									1 year
Line of credit facility extension fee percentage									2.00%
Line of credit facility additional periodic interest payment									20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan									50.00%
Maximum annual cash flow sweep									425,000		425,000		425,000
Estimated amount of term loan under mandatory repayments			0		0							0
Financing costs paid	$ 119,000	$ 289,000		$ 270,000		$ 109,000				$ 70,000		$ 70,000
Terms of loan agreement, description							The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,	The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,
Percentage of value of company and acquiree paid as bonus on fulfillment of terms							2.00%

TERM DEBT - SVB Term Loan (Detail Textuals 2) (USD $)	6 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended				2 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013	Apr. 30, 2013	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Installment	Jun. 30, 2013 Term credit facility Silicon Valley Bank ("SVB")	Jun. 30, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2011 Term credit facility Silicon Valley Bank ("SVB")	Feb. 01, 2011 Term credit facility Silicon Valley Bank ("SVB") Installment	Dec. 31, 2010 Term credit facility Silicon Valley Bank ("SVB")	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Subsequent Event [Member] Installment	Jul. 31, 2013 Term credit facility Silicon Valley Bank ("SVB") Subsequent Event [Member]
Debt Instrument [Line Items]
Outstanding balance on the line of credit			$ 3,100,000	$ 4,200,000							$ 3,000,000		$ 3,100,000
Number of equal monthly installments					36					36		36
Percent of aggregate amount of the term loan equal to final payment						2.00%		2.00%
Interest rate					7.50%	9.00%						75.00%
Final payment recorded as discount						60,000		60,000
Increase in gross capital						1,500,000
Additional term loan					1,000,000							1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 171,000	$ 141,000				$ 301,000	$ 144,000	$ 509,000	$ 524,000

TERM DEBT - Senior Subordinated Secured Note (Detail Textuals 3) (USD $)	12 Months Ended				1 Months Ended							12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2011 Chief Financial Officer	Jun. 30, 2011 Convertible Preferred stock Series C Preferred Stock Chief Financial Officer	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement")	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock	Jun. 30, 2011 Senior Subordinated Secured Note	Dec. 31, 2012 Senior Subordinated Secured Note	May 18, 2011 Senior Subordinated Secured Note Note Purchase Agreement (the "Purchase Agreement")	Jun. 15, 2011 Senior Subordinated Secured Note Advisory services agreement	May 18, 2011 Senior Subordinated Secured Note Advisory services agreement	Jun. 15, 2011 Senior Subordinated Secured Note Advisory services agreement Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Sep. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Common Stock Chief Financial Officer	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock	Jun. 30, 2011 Senior Subordinated Secured Note Exchange Agreement (the "Exchange Agreement") Convertible Preferred stock Series C Preferred Stock Chief Financial Officer
Debt Instrument [Line Items]
Amount of note issued	$ 6,023,000								$ 267,000		$ 4,000,000		$ 4,000,000
Interest rate													12.00%
Total cash received net of fees													3,700,000
Amount of cash paid														80,000	150,000
Value of cash payment as settlement on merger						80,000										80,000
Fair value of common per shares (in dollars per share)							$ 2.3									$ 2.3
Number of common shares issued					128,667		25,000		116,100							25,000
Fair value of common shares							58,000									57,500					4,799,000
Reduction in loss on debt extinguishment						23,000										22,500
Number of shares issued (in shares)								49,000		1,286,667									505,000	49,000	1,286,667	128,667
Value of shares issued																			1,161,000
Market price per share (in dollars per share)																		$ 0	$ 2.3	$ 2.3	$ 3.73
Accrued interest	139,000	58,000		12,000							117,000
Number of protective anti-dilution rights issued																		105,700
Value of protective anti-dilution rights issued																		243,000
Contingent obligation, issuance of shares																		500,000
Accrued expenses	2,895,000	2,505,000	2,899,000														400,000
Percentage of shares issued of additional shares																	10.00%
Expense related to additional shares issued																				24,000
Number of additional shares issued																				10,400
Reduction in interest rate																	12.00%
Loss on debt extinguishment		$ (2,665,000)										$ 2,665,000					$ 2,665,000

INCOME TAXES - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense (benefit):
Federal
State					63	18
Foreign					68
Current income tax expense (benefit), Total					131	18
Deferred income tax expense (benefit):
Federal					16	(294)
State					6	12
Foreign					(278)
Deferred income tax expense (benefit), Total					(256)	(282)
Valuation allowance						364
Total income tax expense (benefit)	$ (30)	$ 26	$ (357)	$ 68	$ (125)	$ 100

INCOME TAXES - Deferred tax assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts		$ 98	$ 86
Inventory reserve and uniform capitalization		44	76
Accrued expenses and other liabilities		365	170
Unearned revenue		226	992
Valuation allowance		(685)	(1,324)
Deferred tax assets - current	46	48
Other assets		42	4
Property and equipment		5	7
Intangibles		405	178
Net operating loss carryforward		2,009	1,671
Valuation allowance		(2,459)	(1,860)
Deferred tax assets - long term		2
Total net deferred tax asset		50
Long term debt		(18)
Intangibles		(1,022)
Goodwill		(40)	(18)
Total net deferred tax liability		(1,080)	(18)
Total		$ (1,030)	$ (18)

INCOME TAXES - Effective income tax rate (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax at the Federal statutory rate					$ (1,357)	$ (1,723)
State taxes					(130)	18
Permanent differences					752	1,426
Valuation allowance					147	364
True up items					288
Miscellaneous					22	15
Stock transaction					57
Foreign rate					96
Total income tax expense (benefit)	$ (30)	$ 26	$ (357)	$ 68	$ (125)	$ 100
Tax at the Federal statutory rate					34.00%	34.00%
State taxes					3.30%	(0.40%)
Permanent differences					(18.90%)	(28.20%)
Valuation allowance					(3.70%)	(7.20%)
True up items					(7.20%)
Miscellaneous					(0.60%)	(0.20%)
Stock transaction					(1.40%)
Foreign rate					(2.40%)
Effective tax rate					3.10%	(2.00%)

INCOME TAXES - Unrecognized tax benefits (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of December 31, 2011
Additions based on tax positions related to the current year	170
Additions for tax positions of prior years
Reductions for tax positions of prior years
Balance as of December 31, 2012	$ 170

INCOME TAXES (Detail Textuals) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Interest and penalties from examination	$ 170,000
Operating loss carryforwards, domestic	5,900,000
Operating loss carryforwards, state and local	5,200,000
Limitations on use, federal amount	5,100,000
Limitations on use, state and local amount	$ 4,700,000

STOCKHOLDERS' EQUITY - Preferred Stock Outstanding (Details) (Cumulative Convertible Preferred Stock, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 7,528	$ 7,370
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,299	1,260
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	458	442
Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 5,771	$ 5,668

STOCKHOLDERS' EQUITY- Preferred Stock Outstanding (Parentheticals) - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series B Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Jun. 30, 2011 Cumulative Convertible Preferred Stock Series C Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Shares designated	10,000,000	10,000,000	10,000,000	500,000	500,000	500,000	500,000		4,000,000	4,000,000
Shares issued	1,105,155	1,105,155	1,816,289	269,608	269,608	131,347	131,347	1,286,667	704,200	704,200
Shares outstanding	1,105,155	1,105,155	1,816,289	269,608	269,608	131,347	131,347		704,200	704,200
Liquidation preference				$ 975	$ 975	$ 380	$ 380		$ 7,042	$ 7,042
Cumulative preferred dividends	505	361	436	324	285	78	62		103	14
Preferred stock, issuance costs									$ 1,374	$ 1,374

STOCKHOLDERS' EQUITY - Outstanding Common Stock Warrants (Details 1) (Warrants, USD $)	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 980,720	$ 980,720
Outstanding common stock warrants total exercise price	1,874,620	1,874,620
Outstanding common stock warrants weighted average exercise price	1.91	1.91
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009-12	2009-12
Outstanding common stock warrants expiration date	2014-12	2014-12
Outstanding common stock warrants strike price	$ 3.62	$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260	138,260
Outstanding common stock warrants total exercise price	500,000	500,000
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009-12	2009-12
Outstanding common stock warrants expiration date	2014-12	2014-12
Outstanding common stock warrants strike price	$ 4.34	$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260	138,260
Outstanding common stock warrants total exercise price	600,000	600,000
Placement Agent Preferred Stock Class D
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2012-12	2012-12
Outstanding common stock warrants expiration date	2017-12	2017-12
Outstanding common stock warrants strike price	$ 1.1	$ 1.1
Outstanding common stock warrants, total warrants outstanding and exercisable	704,200	704,200
Outstanding common stock warrants total exercise price	$ 774,620	$ 774,620

STOCKHOLDERS' EQUITY (Detail Textuals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Total number of authorized shares	110,000,000	110,000,000
Number of common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Number of preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,105,155	1,105,155	1,816,289
Preferred stock, shares outstanding	1,105,155	1,105,155	1,816,289
Common Stock
Class of Stock [Line Items]
Number of common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	269,608	269,608
Preferred stock, shares outstanding	269,608	269,608
Preferred Stock | Series B Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	131,347	131,347
Preferred stock, shares outstanding	131,347	131,347
Preferred Stock | Series C Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	704,200	704,200
Preferred stock, shares outstanding	704,200	704,200

STOCKHOLDERS' EQUITY - Cumulative convertible preferred stock (Detail Textuals 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series B Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock On the date of issue	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock After the date of issue	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock Minimum	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock Minimum	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock Maximum	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock Maximum
Dividends Payable [Line Items]
Stated value of the Preferred per share				$ 4	$ 4	$ 3.2	$ 3.2	$ 10	$ 10
Preferred Stock, Dividend Payment Rate, Variable								The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at the Company's option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.	The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.
Dividend Rate				8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	12.00%
Conversion Price Per Share				$ 4	$ 4	$ 3.2	$ 3.2	$ 1	$ 1
Shares designated	10,000,000	10,000,000	10,000,000	500,000	500,000	500,000	500,000	4,000,000	4,000,000
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Liquidation Price Per Share								$ 10	$ 10
Partial liquidated damage percentages of purchase price paid by each investor												0.10%	0.10%	0.60%	0.60%
Minimum closing price of common stock								$ 2	$ 2
Minimum average daily trading volume								5,000	5,000
Redemption purchase price per share								$ 10	$ 10
Cash dividend paid	$ (666)	$ (181)						$ 140,454
Accrued Partial Liquidated Damages								11,000
Liquidated Damages								$ 18,000

STOCKHOLDERS' EQUITY- Issuance activity (Detail Textuals 2) (USD $)	5 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Warrants
Class of Stock [Line Items]
Number of common stock called for warrants	704,200
Exercise price of warrants	1.91	1.91
Estimated fair value of warrants	$ 354,000
Stock price	$ 0.8
Expected term	2 years 6 months
Risk-free interest rate	0.13%
Expected volatility	126.00%
Dividend yield	0.00%
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock issued for cash consideration	704,200
Value of preferred stock issued for cash consideration	7,042,000
Issuance cost	1,374,000
Placement fees	879,000
Legal and other expenses	$ 141,000

STOCKHOLDERS' EQUITY - Issuance activity (Detail Textuals 3) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chief Financial Officer	Dec. 31, 2011 Chief Financial Officer	Jun. 30, 2011 Chief Financial Officer	Jun. 30, 2011 Senior Subordinated Secured Note	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Chief Financial Officer	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Exchange Agreement (the "Exchange Agreement")	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Exchange Agreement (the "Exchange Agreement") Senior Subordinated Secured Note	Jun. 30, 2011 Series C Preferred Stock Cumulative Convertible Preferred Stock Exchange Agreement (the "Exchange Agreement") Senior Subordinated Secured Note Chief Financial Officer
Class of Stock [Line Items]
Common stock issued as an antidilution adjustment (in shares)							49,000		1,286,667	1,286,667	128,667
Convertible Series D Preferred sold in private placement, net of issuance costs	$ 6,023,000					$ 4,000,000
Interest payable	139,000	58,000			12,000	117,000
Number of preferred shares issued								128,667
Accounts payable			$ 0	$ 855,000	$ 400,000

STOCKHOLDERS' EQUITY - Common Stock (Detail Textuals 4) (USD $)	Jun. 30, 2013	Apr. 26, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2012 Series C Preferred Stock Sigma Agreement Sigma Opportunity Fund II, LLC and Sigma Capital Advisors, LLC	Dec. 31, 2012 Apex	Jun. 04, 2012 Apex Common Stock	Jun. 04, 2012 Apex Selling, General and Administrative Expenses Common Stock	Jul. 31, 2012 Illume Mobile Common Stock Asset purchase agreement
Business Acquisition [Line Items]
Shares issued as a part of a specified bonus	9,370,646	70,207	9,300,439	8,182,791
Number of employees		3
Number of shares issued as consideration for acquisition related expenses							325,000		617,284
Value of shares issued as consideration for acquisition related expenses						$ 341,000		$ 341,000	$ 698,000
Number of series C preferred stock, aggregate of common stock					175,364

STOCKHOLDERS' EQUITY - Common Stock (Detail Textuals 5) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Nov. 08, 2011 Merger Agreement	Sep. 30, 2011 Merger Agreement	Dec. 31, 2011 Merger Agreement Selling, General and Administrative Expenses	Nov. 15, 2011 Merger Agreement Comamtech, Inc. ("Comamtech") Common Stock	Nov. 15, 2011 Services agreement Common Stock	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Dec. 31, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer Loss on debt extinguishment	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Note holder	Dec. 31, 2011 Exchange Agreement (the "Exchange Agreement") Note holder Loss on debt extinguishment	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Robert Chaiken Common Stock	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement")	Dec. 31, 2011 Note Purchase Agreement (the "Purchase Agreement") Loss on debt extinguishment	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement") Common Stock
Class of Stock [Line Items]
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed (in shares)							2,186,869
Common shares issued in exchange for services (in shares)								39,063
Common shares issued in exchange for services		$ 158,000						$ 100,000
Number of shares issued (in shares)										49,000		505,000
Value of shares issued											113,000		1,162,000
Number of shares issued					153,883				116,100					26,906			25,000
Value of shares issued	6,023,000				354,000				267,000					58,000
Value of cash payment as settlement on merger															80,000	80,000
Fair value of common per shares (in dollars per share)																	$ 2.3
Fair value of common shares																	58,000
Reduction in loss on debt extinguishment															23,000	23,000
Market Price Per Share (in dollars per share)				$ 1.33
Charges						45,000
Purchase of treasury stock		250,000		250,000
Treasury stock amount	$ 205,000	$ 205,000	$ 205,000	$ 205,000

ESOP PLAN - Summary of ESOP shares (Details) (Employee Stock Ownership Plan (the "ESOP"))	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	1,017,619	917,965
Shares committed for allocation	110,684	110,684
Unallocated shares	553,420	664,104
Total ESOP shares	1,681,723	1,692,753

ESOP PLAN (Detail Textuals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2012 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2011 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2003 Employee Stock Ownership Plan (the "ESOP") Former stockholder
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Amount loaned to ESOP				$ 1,950,000
Number of shares acquired				564,195			1,128,558
Value of shares acquired				650,000			1,300,000
Interest rate				5.25%
Term of ESOP note				15 years
Unearned ESOP shares	$ 698,000	$ 767,000	$ 899,000		$ 767,000	$ 899,000

ESOP PLAN (Detail Textuals 1) (Employee Stock Ownership Plan (the "ESOP"), USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Term of completed year of service		3 months
Number of period for vesting		2 years
Fully Vesting period		6 years
Minimum amount of ESOP contributions		$ 130,000
Contribution expense	89,000	178,000	178,000
ESOP principal payment	69,000	131,000	125,000
ESOP interest expenses	20,000	47,000	54,000
Shares of unallocated company stock		553,420	664,104
Number of allocated company stock		1,017,619	917,965
ESOP compensation expenses	$ 58,000	$ 173,000	$ 236,000
Fair value of the shares	$ 1.04	$ 1.15	$ 2.2

ESOP PLAN (Detail Textuals 2) (Employee Stock Ownership Plan (the "ESOP"), USD $)	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of allocated company stock	1,017,619	917,965
The fair value of the unallocated shares	$ 443,000	$ 498,000
Market Price Per Share (in dollars per share)	$ 0.8	$ 0.75
Former employee
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of allocated company stock	11,030

STOCK OPTION PLAN - Summary of status of Plans (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, December 31, 2012	544,505
Exercisable options at December 31, 2012	446,374
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, December 31, 2012	$ 1.82
Weighted Average Exercise Price, Exercisable options at December 31, 2012	$ 1.75
2010 Stock Option Plan (the "Plan")
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, January 1, 2012	455,495	298,037
Options Available for Grant, Granted
Options Available for Grant, Exercised
Options Available for Grant, Forfeited		157,458
Options Available for Grant, December 31, 2012	455,495	455,495
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, January 1, 2012	544,505	701,963
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited		(157,458)
Options Outstanding, December 31, 2012	544,505	544,505
Exercisable options at December 31, 2012	446,374	415,921
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, January 1, 2012	$ 1.82	$ 2.01
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited		$ 2.7
Weighted - Average Exercise Price, December 31, 2012	$ 1.82	$ 1.82
Weighted Average Exercise Price, Exercisable options at December 31, 2012	$ 1.75	$ 1.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, December 31, 2012
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, June 30, 2013
Aggregate Intrinsic Value, Exercisable options at December 31, 2012

STOCK OPTION PLAN - Weighted-average assumptions (Details 2) (2010 Stock Option Plan (the "Plan"))	12 Months Ended
Dec. 31, 2012
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 10 months 2 days
Expected volatility	77.49%
Dividend yield	0.00%
Risk-free interest rate	1.55%

STOCK OPTION PLAN - Summary of information about stock options outstanding (Details 1) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 2010 Stock Option Plan (the "Plan")	Jun. 30, 2013 2010 Stock Option Plan (the "Plan")	Dec. 31, 2011 2010 Stock Option Plan (the "Plan")	Jun. 30, 2013 2010 Stock Option Plan (the "Plan") Dollar 1.33 To 2.03	Dec. 31, 2012 2010 Stock Option Plan (the "Plan") Dollar 1.33 To 2.03	Jun. 30, 2013 2010 Stock Option Plan (the "Plan") Dollar 2.06 To 4.34	Dec. 31, 2012 2010 Stock Option Plan (the "Plan") Dollar 2.06 To 4.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices					$ 1.33	$ 1.33	$ 2.06	$ 2.06
Maximum Range of Exercise Prices					$ 2.03	$ 2.03	$ 4.34	$ 4.34
Number Of Options Outstanding	544,505	544,505	544,505	701,963	365,620	365,620	178,885	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	3 years 9 months 22 days	4 years 3 months 22 days			1 year 9 months 29 days	2 years 3 months 29 days	7 years 10 months 6 days	8 years 4 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 1.82	$ 1.82	$ 1.82	$ 2.01	$ 1.65	$ 1.65	$ 2.16	$ 2.16
Number Of Options Exercisable	446,374	415,921	446,374		355,461	355,461	90,913	60,460
Options Exercisable Weighted Average Remaining Contractual Life (Years)	3 years 4 days	3 years 1 month 24 days			1 year 9 months 15 days	2 years 3 months 11 days	7 years 9 months 15 days	8 years 3 months 2 days
Options Exercisable Weighted Average Exercise Price	$ 1.75	$ 1.72	$ 1.75		$ 1.64	$ 1.5	$ 2.16	$ 1.37

STOCK OPTION PLAN (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Samplings	Jun. 30, 2012	Dec. 31, 2012 Samplings	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock, shares authorized	100,000,000		100,000,000	100,000,000
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock, shares authorized					1,000,000
Term of stock option granted	10 years		5 years
Percentage of voting power of common stock	100.00%		10.00%
Vested period of stock option	5 years		10 years
Percentage of exercise price to market value of common stock	10.00%		100.00%
Maximum percentage of fair market of a share of common stock	110.00%		110.00%
Total fair value of stock option awards vested	$ 40,492	$ 40,492	$ 76,000	$ 33,000
Number of expected sampling volatility of companies	5		5
Unrecognized estimated employee compensation cost	120,000		140,000
Weighted-average vesting period	2 years 11 months 9 days		3 years 5 months 1 day
Fair value of options granted to employees				287,000
Weighted-average fair value on the grant date of options granted to employees				$ 2.17
2010 Stock Option Plan (the "Plan") | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock-based compensation cost	$ 21,000	$ 39,000	$ 57,000	$ 71,000

COMMITMENTS AND CONTINGENCIES - Aggregate remaining future minimum payments under leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 618
2014	506
2015	439
2016	322
2017	222
Thereafter	76
Operating leases, future minimum payments receivable	$ 2,183

COMMITMENTS AND CONTINGENCIES (Details Textuals)	6 Months Ended		12 Months Ended		6 Months Ended		1 Months Ended			12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 Apex Earn Out Obligation CAD Installment	Jun. 30, 2013 Apex Earn Out Obligation USD ($)	Jul. 31, 2013 Apex Earn Out Obligation Subsequent Event CAD	Jul. 31, 2012 Foothill Ranch, California sqft	May 30, 2012 Irvine, California USD ($) sqft	Dec. 31, 2012 Shelton Connecticut USD ($) sqft	Dec. 31, 2012 Edison New Jersey USD ($) sqft	Dec. 31, 2012 Alpharetta Georgia sqft	Dec. 31, 2012 Alpharetta Georgia One USD ($) sqft	Dec. 31, 2012 Apex Burlington Ontario Canada CAD sqft	Dec. 31, 2012 Illume Mobile Tulsa, Oklahoma USD ($) sqft
Commitment And Contingencies [Line Items]
Leases of office space								7,500	10,325	4,100	6,800	5,100	4,800	7,800	10,000
Rental expense	$ 348,000	$ 194,000	$ 549,000	$ 378,000					$ 12,000	$ 6,100	$ 4,200		$ 12,000	10,000	$ 12,000
Lease expiration date								Jul 31, 2012	Jul 31, 2017	Apr 30, 2015	Dec 31, 2014	Apr 30, 2015	Apr 30, 2012	Mar 31, 2016	Sep 30, 2013
Extended lease term													3 years
Threashold value of EBITDA defined in agreement							2,000,000
Basic earn out amount defined in agreement							5,000,000
Maximum Basic earn out amount							3,000,000
Percentage of cash to be paid of basic earn out amount							22.22%
Number of quarterly payment for principal sum due					8
Interest rate on notes payable						9.00%
Interest rate on notes payable after October 31, 2014					11.00%
Minimum net equity capital raised during the term of note payable					5,000,000
Increase rate of interest due to raises in net equity capital					15.00%
Increase rate of interest after first anniversary of raises in net equity capital					20.00%
Maximum Conversion price						$ 1
Threashold EBITDA limit for earn out to former owner of Apex					2,000,000
Maximum of earn out payable to former owner of Apex					500,000

COMMITMENTS AND CONTINGENCIES (Details Textuals 1) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Apex Convertible Preferred stock Series D Preferred Stock	Dec. 31, 2012 Apex Convertible Preferred stock Series D Preferred Stock
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised			25.00%	25.00%
Equity capital raised in excess			$ 500,000,000	$ 500,000
Issuance of convertible series D preferred stock	$ 7,042,000			$ 7,042,000

PROFIT SHARING PLAN (Detail Textuals) (401(k) Profit Sharing Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
401(k) Profit Sharing Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Minimum service period required of employees to participate in plan	90 Days
Minimum required age of employees to participate in ESOP	21 years
Contributions to participants' annual compensation	25.00%
Defined contribution plan, description	The Company matches 100% of employee contributions up to 3% of eligible employee compensation and 50% of employee contributions of 3% to 5% for a total of 4% of employee compensation.
Percentage of employee contributions	100.00%
Base percentage of eligible employee compensation	3.00%
Additional range of percentage of eligible employee compensation	3%-5
Percentage of matching contribution by employer on additional range of eligible empoloyee compensation	50.00%
Maximum percentage of total compensation eligible for employer contribution	4.00%
Employer contributions to the 401k Plan	$ 263,000	$ 259,000

RELATED PARTIES - Sales of Series D Preferred Stock to certain related parties (Details) (Series D Preferred Stock)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	17,200
David Rifkin
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	1,000
Lawrence Yelin
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	2,200
Jay Sheehy
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	1,000
Nicholas R. Toms
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	10,000
Paul E. Ross
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	2,000
Ralph S. Hubregsen
Related Party Transaction [Line Items]
Common shares issued in exchange for services (in shares)	1,000

RELATED PARTIES (Detail Textuals) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012 Apex	Dec. 31, 2012 Apex Note Purchase Agreement (the "Purchase Agreement")	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2012 Chief Financial Officer	Jun. 04, 2012 Chief Financial Officer	Dec. 31, 2011 Chief Financial Officer	Jun. 30, 2011 Chief Financial Officer	Dec. 31, 2012 Chief Financial Officer Series D Preferred Stock	Dec. 31, 2012 Separation Agreement Chief Financial Officer	Dec. 31, 2012 Separation Agreement Chief Financial Officer	Jul. 23, 2012 Separation Agreement Chief Financial Officer
Related Party Transaction [Line Items]
Accounts payable to former CFO							$ 0		$ 855,000	$ 400,000
Percentage of interest accrued on outstanding accounts payable balance							25.00%	12.00%
Interest expense to related parties	114,000	275,000
Due from related party	202,000		191,000	201,000	201,908
Amount paid per month												205,000
Amount payable														891,000
Interest rate													25.00%
Payment due from first day of each month beginning may 1 2013												36,000	36,000
Rent expense	$ 84,000
Common shares issued in exchange for services (in shares)						17,200					2,000

SUBSEQUENT EVENT (Details)	Jun. 30, 2013	Apr. 26, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 16, 2013 Subsequent Event USD ($)	Aug. 15, 2013 Subsequent Event USD ($)	Aug. 19, 2013 Subsequent Event USD ($)	Aug. 16, 2013 Subsequent Event Warrants USD ($)	Aug. 16, 2013 Subsequent Event Warrants	Aug. 16, 2013 Subsequent Event Warrants Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds						$ 1,556,400	$ 200,000	$ 1,756,400
Common stocks, including management and existing shareholders					200,000
Common stock, shares issued	9,370,646	70,207	9,300,439	8,182,791	2,927,333			1,463,667		292,733
Exercise price of warrants									1
Proceeds from stock offering before deductions					1,300,000
Proceeds from stock offering after deductions					259,000
Commission to place agent					$ 155,400
Percentage of gross proceeds								10.00%
Percentage of commonn stock under purchase price agreement								10.00%
Purchase price per Share								$ 0.6
Shares purchased by directors and employess								100,000